UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Lifetime Conservative Funds
(Institutional Class, Investor Class and Service Class)
Annual Report
December 31, 2018
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (866) 345-5954 or make elections online at www.fundreports.com to let the Fund know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of each Fund. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

Great-West Lifetime Conservative 2015 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Lifetime 2015 Conservative Fund (Institutional Class shares) returned -2.72% relative to -2.39% for the Fund's benchmark, the Morningstar Lifetime Conservative 2015 Index.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	-2.72%	N/A	2.60%
Investor Class	-3.03%	3.15%	6.52%
Service Class	-3.16%	3.05%	6.42%
(a) Institutional Class inception date was May 1, 2015.
(b) Investor Class and Service Class inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	57.89%
Fixed Interest Contract	13.35
Large Cap Equity	11.14
International Equity	7.63
Mid Cap Equity	4.57
Real Estate Equity	3.38
Small Cap Equity	2.04
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 974.20	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,023.40	$1.99
Investor Class
Actual	$1,000.00	$ 972.70	$3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.77
Service Class
Actual	$1,000.00	$ 971.30	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$4.28
* Expenses are equal to the Fund's annualized expense ratio of 0.43% for the Institutional Class, 0.78% for the Investor Class and 0.88% for the Service Class shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2020 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Lifetime 2020 Conservative Fund (Institutional Class shares) returned -3.06% relative to -2.95% for the Fund's benchmark, the Morningstar Lifetime Conservative 2020 Index.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	-3.06%	N/A	3.90%
Investor Class	-3.60%	N/A	3.50%
Service Class	-3.69%	N/A	3.36%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	55.81%
Large Cap Equity	12.61
Fixed Interest Contract	11.00
International Equity	9.34
Mid Cap Equity	5.16
Real Estate Equity	3.58
Small Cap Equity	2.50
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 970.60	$2.10
Hypothetical (5% return before expenses)	$1,000.00	$1,023.20	$2.14
Investor Class
Actual	$1,000.00	$ 966.70	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.92
Service Class
Actual	$1,000.00	$ 966.00	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.43
* Expenses are equal to the Fund's annualized expense ratio of 0.46% for the Institutional Class, 0.81% for the Investor Class and 0.91% for the Service Class shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2025 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Lifetime 2025 Conservative Fund (Institutional Class shares) returned -3.64% relative to -3.52% for the Fund's benchmark, the Morningstar Lifetime Conservative 2025 Index.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	-3.64%	N/A	2.96%
Investor Class	-4.02%	3.52%	7.61%
Service Class	-4.11%	3.41%	7.50%
(a) Institutional Class inception date was May 1, 2015.
(b) Investor Class and Service Class inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	52.55%
Large Cap Equity	14.54
International Equity	11.51
Fixed Interest Contract	8.67
Mid Cap Equity	5.94
Real Estate Equity	3.71
Small Cap Equity	3.08
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 964.20	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.35
Investor Class
Actual	$1,000.00	$ 962.10	$4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.13
Service Class
Actual	$1,000.00	$ 961.70	$4.52
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.63
* Expenses are equal to the Fund's annualized expense ratio of 0.48% for the Institutional Class, 0.83% for the Investor Class and 0.93% for the Service Class shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2030 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Lifetime 2030 Conservative Fund (Institutional Class shares) returned -4.48% relative to -4.17% for the Fund's benchmark, the Morningstar Lifetime Conservative 2030 Index.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	-4.48%	N/A	4.75%
Investor Class	-4.80%	N/A	4.37%
Service Class	-4.99%	N/A	4.24%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	47.27%
Large Cap Equity	17.17
International Equity	14.47
Mid Cap Equity	6.97
Fixed Interest Contract	6.39
Small Cap Equity	3.87
Real Estate Equity	3.86
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 956.00	$2.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$2.45
Investor Class
Actual	$1,000.00	$ 953.40	$4.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$4.23
Service Class
Actual	$1,000.00	$ 952.80	$4.60
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.74
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class, 0.93% for the Investor Class and 1.03% for the Service Class shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.48%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2035 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Lifetime 2035 Conservative Fund (Institutional Class shares) returned -5.42% relative to -5.01% for the Fund's benchmark, the Morningstar Lifetime Conservative 2035 Index.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	-5.42%	N/A	3.42%
Investor Class	-5.79%	4.03%	9.00%
Service Class	-5.89%	3.92%	8.90%
(a) Institutional Class inception date was May 1, 2015.
(b) Investor Class and Service Class inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	39.19%
Large Cap Equity	20.65
International Equity	18.60
Mid Cap Equity	8.35
Small Cap Equity	4.96
Fixed Interest Contract	4.21
Real Estate Equity	4.04
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 944.80	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.60
Investor Class
Actual	$1,000.00	$ 942.90	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.38
Service Class
Actual	$1,000.00	$ 942.30	$4.73
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.89
* Expenses are equal to the Fund's annualized expense ratio of 0.53% for the Institutional Class, 0.88% for the Investor Class and 0.98% for the Service Class shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2040 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Lifetime 2040 Conservative Fund (Institutional Class shares) returned -6.65% relative to -5.99% for the Fund's benchmark, the Morningstar Lifetime Conservative 2040 Index.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	-6.65%	N/A	5.74%
Investor Class	-6.95%	N/A	5.37%
Service Class	-7.12%	N/A	5.27%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	29.55%
Large Cap Equity	24.46
International Equity	23.34
Mid Cap Equity	9.84
Small Cap Equity	6.21
Real Estate Equity	4.18
Fixed Interest Contract	2.42
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 931.00	$2.69
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.80
Investor Class
Actual	$1,000.00	$ 929.40	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.58
Service Class
Actual	$1,000.00	$ 928.70	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$5.04
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class, 0.91% for the Investor Class and 1.00% for the Service Class shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2045 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Lifetime 2045 Conservative Fund (Institutional Class shares) returned -7.57% relative to -6.89% for the Fund's benchmark, the Morningstar Lifetime Conservative 2045 Index.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	-7.57%	N/A	3.67%
Investor Class	-7.94%	4.27%	9.62%
Service Class	-7.99%	4.17%	9.51%
(a) Institutional Class inception date was May 1, 2015.
(b) Investor Class and Service Class inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	27.74%
Large Cap Equity	27.07
Bond	21.47
Mid Cap Equity	10.87
Small Cap Equity	7.27
Real Estate Equity	4.34
Fixed Interest Contract	1.24
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 920.70	$2.68
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.80
Investor Class
Actual	$1,000.00	$ 919.20	$4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.58
Service Class
Actual	$1,000.00	$ 918.60	$4.86
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$5.09
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class, 0.91% for the Investor Class and 1.01% for the Service Class shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2050 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Lifetime 2050 Conservative Fund (Institutional Class shares) returned -8.31% relative to -7.46% for the Fund's benchmark, the Morningstar Lifetime Conservative 2050 Index.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	-8.31%	N/A	6.06%
Investor Class	-8.66%	N/A	5.69%
Service Class	-8.71%	N/A	5.60%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	30.61%
Large Cap Equity	27.80
Bond	17.21
Mid Cap Equity	11.17
Small Cap Equity	7.88
Real Estate Equity	4.58
Fixed Interest Contract	0.75
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 914.30	$2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.85
Investor Class
Actual	$1,000.00	$ 912.80	$4.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.63
Service Class
Actual	$1,000.00	$ 911.80	$4.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$5.14
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class, 0.92% for the Investor Class and 1.02% for the Service Class shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2055 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Lifetime 2055 Conservative Fund (Institutional Class shares) returned -8.58% relative to -7.78% for the Fund's benchmark, the Morningstar Lifetime Conservative 2055 Index.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	-8.58%	N/A	3.56%
Investor Class	-8.95%	4.11%	9.56%
Service Class	-8.99%	4.00%	9.45%
(a) Institutional Class inception date was May 1, 2015.
(b) Investor Class and Service Class inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	32.36%
Large Cap Equity	27.89
Bond	15.00
Mid Cap Equity	11.12
Small Cap Equity	8.31
Real Estate Equity	4.68
Fixed Interest Contract	0.64
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 911.90	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.85
Investor Class
Actual	$1,000.00	$ 909.70	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.63
Service Class
Actual	$1,000.00	$ 909.30	$4.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$5.14
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class, 0.92% for the Investor Class and 1.02% for the Service Class shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
910,836	Great-West Bond Index Fund Institutional Class(a)	$ 8,616,508
447,375	Great-West Core Bond Fund Institutional Class(a)	4,227,690
492,650	Great-West Global Bond Fund Institutional Class(a)	4,389,515
1,004,548	Great-West Inflation-Protected Securities Fund Institutional Class(a)	9,492,982
388,320	Great-West Multi-Sector Bond Fund Institutional Class(a)	3,459,929
299,623	Great-West Putnam High Yield Bond Institutional Class(a)	2,618,707
372,871	Great-West Short Duration Bond Fund Institutional Class(a)	3,605,662

TOTAL BOND MUTUAL FUNDS — 57.91% (Cost $37,935,693)		$36,410,993
EQUITY MUTUAL FUNDS
33,401	American Century Real Estate Fund Class R6	833,348
50,499	DFA International Real Estate Securities Portfolio Institutional Class	230,783
15,205	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	152,200
68,992	Great-West Emerging Markets Equity Fund Institutional Class(a)	536,760
119,514	Great-West International Growth Fund Institutional Class(a)	840,183
214,955	Great-West International Index Fund Institutional Class(a)	1,857,215
145,366	Great-West International Value Fund Institutional Class(a)	1,023,374
179,136	Great-West Large Cap Growth Fund Institutional Class(a)	1,551,319
66,278	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	424,841
79,890	Great-West Mid Cap Value Fund Institutional Class(a)	621,545
112,348	Great-West Putnam Equity Income Fund Institutional Class(a)	901,028
Shares		Fair Value
Equity Mutual Funds — (continued)
102,989	Great-West Real Estate Index Fund Institutional Class(a)	$ 829,060
396,311	Great-West S&P 500® Index Fund Institutional Class(a)	3,360,717
186,954	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,435,808
109,131	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	794,472
132,864	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	899,489
97,018	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	664,573
20,237	Invesco Global Real Estate Fund Class R6	230,099
8,290	Invesco Small Cap Discovery Fund Class R6	70,297
11,445	Janus Henderson Triton Fund Class N	293,332
50,729	Northern Emerging Markets Equity Index Fund	539,247

TOTAL EQUITY MUTUAL FUNDS — 28.77% (Cost $21,503,103)		$18,089,690
Account Balance
FIXED INTEREST CONTRACT
8,396,985 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	8,396,985

TOTAL FIXED INTEREST CONTRACT — 13.35% (Cost $8,396,985)		$ 8,396,985
TOTAL INVESTMENTS — 100.03% (Cost $67,835,781)		$62,897,668
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (21,023)
TOTAL NET ASSETS — 100.00%		$62,876,645

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
78,616	Great-West Bond Index Fund Institutional Class(a)	$ 743,705
38,681	Great-West Core Bond Fund Institutional Class(a)	365,532
40,003	Great-West Global Bond Fund Institutional Class(a)	356,432
63,665	Great-West Inflation-Protected Securities Fund Institutional Class(a)	601,634
33,478	Great-West Multi-Sector Bond Fund Institutional Class(a)	298,289
24,932	Great-West Putnam High Yield Bond Institutional Class(a)	217,906
24,625	Great-West Short Duration Bond Fund Institutional Class(a)	238,124

TOTAL BOND MUTUAL FUNDS — 55.83% (Cost $2,920,596)		$2,821,622
EQUITY MUTUAL FUNDS
2,797	American Century Real Estate Fund Class R6	69,780
4,536	DFA International Real Estate Securities Portfolio Institutional Class	20,729
1,415	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	14,159
7,084	Great-West Emerging Markets Equity Fund Institutional Class(a)	55,111
11,579	Great-West International Growth Fund Institutional Class(a)	81,402
20,949	Great-West International Index Fund Institutional Class(a)	181,002
14,148	Great-West International Value Fund Institutional Class(a)	99,603
16,176	Great-West Large Cap Growth Fund Institutional Class(a)	140,086
6,548	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	41,972
7,215	Great-West Mid Cap Value Fund Institutional Class(a)	56,131
10,278	Great-West Putnam Equity Income Fund Institutional Class(a)	82,427
Shares		Fair Value
Equity Mutual Funds — (continued)
8,668	Great-West Real Estate Index Fund Institutional Class(a)	$ 69,779
35,900	Great-West S&P 500® Index Fund Institutional Class(a)	304,435
16,988	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	130,470
10,628	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	77,372
12,175	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	82,426
8,785	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	60,179
1,823	Invesco Global Real Estate Fund Class R6	20,730
835	Invesco Small Cap Discovery Fund Class R6	7,080
1,105	Janus Henderson Triton Fund Class N	28,320
5,185	Northern Emerging Markets Equity Index Fund	55,114

TOTAL EQUITY MUTUAL FUNDS — 33.21% (Cost $2,081,914)		$1,678,307
Account Balance
FIXED INTEREST CONTRACT
556,177 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	556,177

TOTAL FIXED INTEREST CONTRACT — 11.01% (Cost $556,177)		$ 556,177
TOTAL INVESTMENTS — 100.05% (Cost $5,558,687)		$5,056,106
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (2,369)
TOTAL NET ASSETS — 100.00%		$5,053,737

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
2,334,941	Great-West Bond Index Fund Institutional Class(a)	$ 22,088,538
1,146,218	Great-West Core Bond Fund Institutional Class(a)	10,831,763
1,127,365	Great-West Global Bond Fund Institutional Class(a)	10,044,819
1,363,888	Great-West Inflation-Protected Securities Fund Institutional Class(a)	12,888,746
985,451	Great-West Multi-Sector Bond Fund Institutional Class(a)	8,780,364
714,414	Great-West Putnam High Yield Bond Institutional Class(a)	6,243,983
559,072	Great-West Short Duration Bond Fund Institutional Class(a)	5,406,227

TOTAL BOND MUTUAL FUNDS — 52.56% (Cost $79,496,542)		$ 76,284,440
EQUITY MUTUAL FUNDS
82,337	American Century Real Estate Fund Class R6	2,054,322
138,997	DFA International Real Estate Securities Portfolio Institutional Class	635,219
46,567	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	466,134
261,604	Great-West Emerging Markets Equity Fund Institutional Class(a)	2,035,278
405,120	Great-West International Growth Fund Institutional Class(a)	2,847,993
730,974	Great-West International Index Fund Institutional Class(a)	6,315,615
493,335	Great-West International Value Fund Institutional Class(a)	3,473,078
534,684	Great-West Large Cap Growth Fund Institutional Class(a)	4,630,364
231,669	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,484,997
239,430	Great-West Mid Cap Value Fund Institutional Class(a)	1,862,763
337,752	Great-West Putnam Equity Income Fund Institutional Class(a)	2,708,770
Shares		Fair Value
Equity Mutual Funds — (continued)
253,740	Great-West Real Estate Index Fund Institutional Class(a)	$ 2,042,608
1,186,243	Great-West S&P 500® Index Fund Institutional Class(a)	10,059,340
561,212	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,310,107
376,718	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,742,507
399,712	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,706,052
289,895	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,985,784
55,611	Invesco Global Real Estate Fund Class R6	632,298
29,283	Invesco Small Cap Discovery Fund Class R6	248,319
39,293	Janus Henderson Triton Fund Class N	1,007,076
192,146	Northern Emerging Markets Equity Index Fund	2,042,511

TOTAL EQUITY MUTUAL FUNDS — 38.78% (Cost $66,000,293)		$ 56,291,135
Account Balance
FIXED INTEREST CONTRACT
12,592,048 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	12,592,048

TOTAL FIXED INTEREST CONTRACT — 8.67% (Cost $12,592,048)		$ 12,592,048
TOTAL INVESTMENTS — 100.01% (Cost $158,088,883)		$145,167,623
OTHER ASSETS & LIABILITIES, NET — (0.01)%		$ (18,834)
TOTAL NET ASSETS — 100.00%		$145,148,789

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
104,065	Great-West Bond Index Fund Institutional Class(a)	$ 984,455
51,018	Great-West Core Bond Fund Institutional Class(a)	482,119
48,088	Great-West Global Bond Fund Institutional Class(a)	428,467
42,462	Great-West Inflation-Protected Securities Fund Institutional Class(a)	401,266
43,545	Great-West Multi-Sector Bond Fund Institutional Class(a)	387,983
30,791	Great-West Putnam High Yield Bond Institutional Class(a)	269,111
18,846	Great-West Short Duration Bond Fund Institutional Class(a)	182,240

TOTAL BOND MUTUAL FUNDS — 47.29% (Cost $3,245,112)		$3,135,641
EQUITY MUTUAL FUNDS
3,875	American Century Real Estate Fund Class R6	96,693
6,899	DFA International Real Estate Securities Portfolio Institutional Class	31,527
2,468	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	24,704
15,647	Great-West Emerging Markets Equity Fund Institutional Class(a)	121,733
22,875	Great-West International Growth Fund Institutional Class(a)	160,811
41,354	Great-West International Index Fund Institutional Class(a)	357,301
27,917	Great-West International Value Fund Institutional Class(a)	196,539
28,785	Great-West Large Cap Growth Fund Institutional Class(a)	249,279
13,216	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	84,712
12,856	Great-West Mid Cap Value Fund Institutional Class(a)	100,021
18,138	Great-West Putnam Equity Income Fund Institutional Class(a)	145,463
Shares		Fair Value
Equity Mutual Funds — (continued)
11,947	Great-West Real Estate Index Fund Institutional Class(a)	$ 96,174
63,763	Great-West S&P 500® Index Fund Institutional Class(a)	540,712
30,090	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	231,090
21,596	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	157,221
21,437	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	145,126
15,606	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	106,899
2,761	Invesco Global Real Estate Fund Class R6	31,398
1,747	Invesco Small Cap Discovery Fund Class R6	14,815
2,280	Janus Henderson Triton Fund Class N	58,446
11,552	Northern Emerging Markets Equity Index Fund	122,793

TOTAL EQUITY MUTUAL FUNDS — 46.36% (Cost $3,832,574)		$3,073,457
Account Balance
FIXED INTEREST CONTRACT
424,019 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	424,019

TOTAL FIXED INTEREST CONTRACT — 6.40% (Cost $424,019)		$ 424,019
TOTAL INVESTMENTS — 100.05% (Cost $7,501,705)		$6,633,117
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (3,027)
TOTAL NET ASSETS — 100.00%		$6,630,090

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
1,831,339	Great-West Bond Index Fund Institutional Class(a)	$ 17,324,462
898,465	Great-West Core Bond Fund Institutional Class(a)	8,490,492
819,527	Great-West Global Bond Fund Institutional Class(a)	7,301,990
486,982	Great-West Inflation-Protected Securities Fund Institutional Class(a)	4,601,981
763,909	Great-West Multi-Sector Bond Fund Institutional Class(a)	6,806,430
531,048	Great-West Putnam High Yield Bond Institutional Class(a)	4,641,359
245,762	Great-West Short Duration Bond Fund Institutional Class(a)	2,376,517

TOTAL BOND MUTUAL FUNDS — 39.19% (Cost $53,580,395)		$ 51,543,231
EQUITY MUTUAL FUNDS
79,598	American Century Real Estate Fund Class R6	1,985,966
148,360	DFA International Real Estate Securities Portfolio Institutional Class	678,005
59,501	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	595,608
415,043	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,229,036
575,076	Great-West International Growth Fund Institutional Class(a)	4,042,781
1,038,531	Great-West International Index Fund Institutional Class(a)	8,972,907
704,037	Great-West International Value Fund Institutional Class(a)	4,956,420
684,874	Great-West Large Cap Growth Fund Institutional Class(a)	5,931,013
336,130	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,154,596
303,821	Great-West Mid Cap Value Fund Institutional Class(a)	2,363,730
430,598	Great-West Putnam Equity Income Fund Institutional Class(a)	3,453,399
Shares		Fair Value
Equity Mutual Funds — (continued)
245,282	Great-West Real Estate Index Fund Institutional Class(a)	$ 1,974,519
1,514,551	Great-West S&P 500® Index Fund Institutional Class(a)	12,843,394
714,664	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,488,616
549,438	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,999,910
509,005	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,445,961
371,262	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,543,148
59,408	Invesco Global Real Estate Fund Class R6	675,464
43,976	Invesco Small Cap Discovery Fund Class R6	372,913
57,577	Janus Henderson Triton Fund Class N	1,475,695
306,826	Northern Emerging Markets Equity Index Fund	3,261,563

TOTAL EQUITY MUTUAL FUNDS — 56.61% (Cost $87,724,085)		$ 74,444,644
Account Balance
FIXED INTEREST CONTRACT
5,542,504 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	5,542,504

TOTAL FIXED INTEREST CONTRACT — 4.21% (Cost $5,542,504)		$ 5,542,504
TOTAL INVESTMENTS — 100.01% (Cost $146,846,984)		$131,530,379
OTHER ASSETS & LIABILITIES, NET — (0.01)%		$ (14,706)
TOTAL NET ASSETS — 100.00%		$131,515,673

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
42,243	Great-West Bond Index Fund Institutional Class(a)	$ 399,619
20,733	Great-West Core Bond Fund Institutional Class(a)	195,925
18,405	Great-West Global Bond Fund Institutional Class(a)	163,987
6,307	Great-West Inflation-Protected Securities Fund Institutional Class(a)	59,608
17,582	Great-West Multi-Sector Bond Fund Institutional Class(a)	156,654
12,060	Great-West Putnam High Yield Bond Institutional Class(a)	105,407
4,066	Great-West Short Duration Bond Fund Institutional Class(a)	39,319

TOTAL BOND MUTUAL FUNDS — 29.57% (Cost $1,154,606)		$1,120,519
EQUITY MUTUAL FUNDS
2,348	American Century Real Estate Fund Class R6	58,585
4,515	DFA International Real Estate Securities Portfolio Institutional Class	20,636
2,017	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	20,189
15,545	Great-West Emerging Markets Equity Fund Institutional Class(a)	120,937
20,568	Great-West International Growth Fund Institutional Class(a)	144,592
37,135	Great-West International Index Fund Institutional Class(a)	320,845
25,152	Great-West International Value Fund Institutional Class(a)	177,067
23,393	Great-West Large Cap Growth Fund Institutional Class(a)	202,583
12,065	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	77,336
10,306	Great-West Mid Cap Value Fund Institutional Class(a)	80,183
14,585	Great-West Putnam Equity Income Fund Institutional Class(a)	116,974
Shares		Fair Value
Equity Mutual Funds — (continued)
7,271	Great-West Real Estate Index Fund Institutional Class(a)	$ 58,529
51,630	Great-West S&P 500® Index Fund Institutional Class(a)	437,822
24,265	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	186,357
19,829	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	144,352
17,236	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	116,691
12,587	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	86,219
1,814	Invesco Global Real Estate Fund Class R6	20,621
1,597	Invesco Small Cap Discovery Fund Class R6	13,546
2,073	Janus Henderson Triton Fund Class N	53,132
11,457	Northern Emerging Markets Equity Index Fund	121,790

TOTAL EQUITY MUTUAL FUNDS — 68.05% (Cost $3,204,534)		$2,578,986
Account Balance
FIXED INTEREST CONTRACT
91,622 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	91,622

TOTAL FIXED INTEREST CONTRACT — 2.42% (Cost $91,622)		$ 91,622
TOTAL INVESTMENTS — 100.04% (Cost $4,450,762)		$3,791,127
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (1,688)
TOTAL NET ASSETS — 100.00%		$3,789,439

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
700,384	Great-West Bond Index Fund Institutional Class(a)	$ 6,625,633
344,344	Great-West Core Bond Fund Institutional Class(a)	3,254,048
299,032	Great-West Global Bond Fund Institutional Class(a)	2,664,377
36,137	Great-West Inflation-Protected Securities Fund Institutional Class(a)	341,491
290,570	Great-West Multi-Sector Bond Fund Institutional Class(a)	2,588,980
196,849	Great-West Putnam High Yield Bond Institutional Class(a)	1,720,457
44,516	Great-West Short Duration Bond Fund Institutional Class(a)	430,472

TOTAL BOND MUTUAL FUNDS — 21.47% (Cost $18,314,856)		$17,625,458
EQUITY MUTUAL FUNDS
52,330	American Century Real Estate Fund Class R6	1,305,634
104,808	DFA International Real Estate Securities Portfolio Institutional Class	478,973
47,746	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	477,936
415,199	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,230,245
521,163	Great-West International Growth Fund Institutional Class(a)	3,663,772
940,565	Great-West International Index Fund Institutional Class(a)	8,126,484
637,813	Great-West International Value Fund Institutional Class(a)	4,490,205
558,797	Great-West Large Cap Growth Fund Institutional Class(a)	4,839,180
306,440	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,964,280
246,982	Great-West Mid Cap Value Fund Institutional Class(a)	1,921,522
349,937	Great-West Putnam Equity Income Fund Institutional Class(a)	2,806,497
Shares		Fair Value
Equity Mutual Funds — (continued)
161,732	Great-West Real Estate Index Fund Institutional Class(a)	$ 1,301,945
1,229,179	Great-West S&P 500® Index Fund Institutional Class(a)	10,423,440
579,431	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,450,031
503,329	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,664,236
413,219	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,797,495
302,647	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,073,133
41,994	Invesco Global Real Estate Fund Class R6	477,476
40,235	Invesco Small Cap Discovery Fund Class R6	341,190
52,792	Janus Henderson Triton Fund Class N	1,353,043
306,984	Northern Emerging Markets Equity Index Fund	3,263,237

TOTAL EQUITY MUTUAL FUNDS — 77.30% (Cost $74,927,675)		$63,449,954
Account Balance
FIXED INTEREST CONTRACT
1,014,386 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,014,386

TOTAL FIXED INTEREST CONTRACT — 1.23% (Cost $1,014,386)		$ 1,014,386
TOTAL INVESTMENTS — 100.00% (Cost $94,256,917)		$82,089,798
OTHER ASSETS & LIABILITIES, NET — (0.00)%		$ (4,015)
TOTAL NET ASSETS — 100.00%		$82,085,783

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
20,562	Great-West Bond Index Fund Institutional Class(a)	$ 194,520
10,121	Great-West Core Bond Fund Institutional Class(a)	95,646
8,924	Great-West Global Bond Fund Institutional Class(a)	79,509
8,561	Great-West Multi-Sector Bond Fund Institutional Class(a)	76,280
5,741	Great-West Putnam High Yield Bond Institutional Class(a)	50,173
971	Great-West Short Duration Bond Fund Institutional Class(a)	9,388

TOTAL BOND MUTUAL FUNDS — 17.22% (Cost $519,328)		$ 505,516
EQUITY MUTUAL FUNDS
1,942	American Century Real Estate Fund Class R6	48,456
4,110	DFA International Real Estate Securities Portfolio Institutional Class	18,782
1,761	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	17,631
16,977	Great-West Emerging Markets Equity Fund Institutional Class(a)	132,081
20,291	Great-West International Growth Fund Institutional Class(a)	142,644
36,716	Great-West International Index Fund Institutional Class(a)	317,227
24,804	Great-West International Value Fund Institutional Class(a)	174,622
20,340	Great-West Large Cap Growth Fund Institutional Class(a)	176,142
11,965	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	76,694
9,103	Great-West Mid Cap Value Fund Institutional Class(a)	70,818
12,861	Great-West Putnam Equity Income Fund Institutional Class(a)	103,148
6,019	Great-West Real Estate Index Fund Institutional Class(a)	48,454
Shares		Fair Value
Equity Mutual Funds — (continued)
45,029	Great-West S&P 500® Index Fund Institutional Class(a)	$ 381,843
21,354	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	164,000
19,500	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	141,964
15,234	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	103,133
11,028	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	75,545
1,652	Invesco Global Real Estate Fund Class R6	18,788
1,526	Invesco Small Cap Discovery Fund Class R6	12,938
2,042	Janus Henderson Triton Fund Class N	52,327
12,429	Northern Emerging Markets Equity Index Fund	132,117

TOTAL EQUITY MUTUAL FUNDS — 82.08% (Cost $3,003,805)		$2,409,354
Account Balance
FIXED INTEREST CONTRACT
22,004 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	22,004

TOTAL FIXED INTEREST CONTRACT — 0.75% (Cost $22,004)		$ 22,004
TOTAL INVESTMENTS — 100.05% (Cost $3,545,137)		$2,936,874
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (1,326)
TOTAL NET ASSETS — 100.00%		$2,935,548

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
230,081	Great-West Bond Index Fund Institutional Class(a)	$ 2,176,571
112,915	Great-West Core Bond Fund Institutional Class(a)	1,067,047
105,296	Great-West Global Bond Fund Institutional Class(a)	938,191
95,695	Great-West Multi-Sector Bond Fund Institutional Class(a)	852,640
64,071	Great-West Putnam High Yield Bond Institutional Class(a)	559,976
10,866	Great-West Short Duration Bond Fund Institutional Class(a)	105,075

TOTAL BOND MUTUAL FUNDS — 14.99% (Cost $5,905,288)		$ 5,699,500
EQUITY MUTUAL FUNDS
25,423	American Century Real Estate Fund Class R6	634,299
55,828	DFA International Real Estate Securities Portfolio Institutional Class	255,133
22,683	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	227,057
239,157	Great-West Emerging Markets Equity Fund Institutional Class(a)	1,860,644
274,513	Great-West International Growth Fund Institutional Class(a)	1,929,825
493,909	Great-West International Index Fund Institutional Class(a)	4,267,370
335,654	Great-West International Value Fund Institutional Class(a)	2,363,007
264,286	Great-West Large Cap Growth Fund Institutional Class(a)	2,288,719
161,767	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,036,927
116,645	Great-West Mid Cap Value Fund Institutional Class(a)	907,499
165,370	Great-West Putnam Equity Income Fund Institutional Class(a)	1,326,271
78,851	Great-West Real Estate Index Fund Institutional Class(a)	634,751
Shares		Fair Value
Equity Mutual Funds — (continued)
583,920	Great-West S&P 500® Index Fund Institutional Class(a)	$ 4,951,637
274,432	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,107,639
266,669	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,941,350
195,660	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,324,618
142,891	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	978,804
22,413	Invesco Global Real Estate Fund Class R6	254,839
21,182	Invesco Small Cap Discovery Fund Class R6	179,619
27,655	Janus Henderson Triton Fund Class N	708,794
176,060	Northern Emerging Markets Equity Index Fund	1,871,517

TOTAL EQUITY MUTUAL FUNDS — 84.31% (Cost $38,474,521)		$32,050,319
Account Balance
FIXED INTEREST CONTRACT
243,673 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	243,673

TOTAL FIXED INTEREST CONTRACT — 0.64% (Cost $243,673)		$ 243,673
TOTAL INVESTMENTS — 99.94% (Cost $44,623,482)		$37,993,492
OTHER ASSETS & LIABILITIES, NET — 0.06%		$ 23,642
TOTAL NET ASSETS — 100.00%		$38,017,134

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime Conservative 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$60,700,562	$4,854,353	$138,547,878
Investments at fair value, unaffiliated(b)	2,197,106	201,753	6,619,745
Subscriptions receivable	83,002	25,469	446,498
Receivable for investments sold	5,158	261,149	703,294
Total Assets	62,985,828	5,342,724	146,317,415
LIABILITIES:
Payable for distribution fees	4,413	431	9,597
Payable for investments purchased	17,824	-	17,464
Payable for shareholder services fees	17,321	1,567	40,469
Payable to investment adviser	4,447	371	11,219
Redemptions payable	65,178	286,618	1,089,877
Total Liabilities	109,183	288,987	1,168,626
NET ASSETS	$62,876,645	$5,053,737	$145,148,789
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$564,103	$51,252	$1,268,881
Paid-in capital in excess of par	67,336,359	5,377,828	154,690,406
Total distributable earnings	(5,023,817)	(375,343)	(10,810,498)
NET ASSETS	$62,876,645	$5,053,737	$145,148,789
NET ASSETS BY CLASS
Investor Class	$4,489,175	$13,619	$19,034,547
Service Class	$52,647,781	$5,020,913	$114,140,581
Institutional Class	$5,739,689	$19,205	$11,973,661
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	35,000,000	35,000,000
Service Class	35,000,000	35,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	394,925	1,374	1,605,226
Service Class	4,597,490	509,187	9,593,358
Institutional Class	648,615	1,960	1,490,230
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.37	$9.91	$11.86
Service Class	$11.45	$9.86	$11.90
Institutional Class	$8.85	$9.80	$8.03
(a) Cost of investments, affiliated	$65,417,351	$5,328,913	$150,873,729
(b) Cost of investments, unaffiliated	$2,418,430	$229,774	$7,215,154
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
	Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime Conservative 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$6,277,445	$123,080,773	$3,502,817
Investments at fair value, unaffiliated(b)	355,672	8,449,606	288,310
Subscriptions receivable	5,515	212,287	6,543
Receivable for investments sold	-	491,493	-
Total Assets	6,638,632	132,234,159	3,797,670
LIABILITIES:
Payable for distribution fees	533	8,214	292
Payable for investments purchased	4,379	5,983	4,849
Payable for shareholder services fees	1,951	35,114	1,063
Payable to investment adviser	543	11,740	333
Redemptions payable	1,136	657,435	1,694
Total Liabilities	8,542	718,486	8,231
NET ASSETS	$6,630,090	$131,515,673	$3,789,439
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$68,329	$1,158,743	$37,630
Paid-in capital in excess of par	7,148,402	141,453,837	4,167,573
Total distributable earnings	(586,641)	(11,096,907)	(415,764)
NET ASSETS	$6,630,090	$131,515,673	$3,789,439
NET ASSETS BY CLASS
Investor Class	$84,694	$17,833,813	$11,493
Service Class	$6,499,676	$97,094,869	$3,727,466
Institutional Class	$45,720	$16,586,991	$50,480
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	35,000,000	35,000,000
Service Class	35,000,000	35,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	8,762	1,434,648	1,135
Service Class	669,832	7,775,458	370,171
Institutional Class	4,691	2,377,325	4,998
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.67	$12.43	$10.13
Service Class	$9.70	$12.49	$10.07
Institutional Class	$9.75	$6.98	$10.10
(a) Cost of investments, affiliated	$7,095,720	$137,719,817	$4,122,179
(b) Cost of investments, unaffiliated	$405,985	$9,127,167	$328,583
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime Conservative 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$74,870,245	$2,653,466	$34,089,291
Investments at fair value, unaffiliated(b)	7,219,553	283,408	3,904,201
Subscriptions receivable	182,927	66,142	131,441
Receivable for investments sold	31,001	-	39,682
Total Assets	82,303,726	3,003,016	38,164,615
LIABILITIES:
Payable for distribution fees	5,267	225	2,315
Payable for investments purchased	71,418	59,523	90,807
Payable for shareholder services fees	21,873	827	10,060
Payable to investment adviser	7,876	274	3,665
Redemptions payable	111,509	6,619	40,634
Total Liabilities	217,943	67,468	147,481
NET ASSETS	$82,085,783	$2,935,548	$38,017,134
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$721,136	$29,035	$329,026
Paid-in capital in excess of par	88,945,957	3,279,325	42,109,645
Total distributable earnings	(7,581,310)	(372,812)	(4,421,537)
NET ASSETS	$82,085,783	$2,935,548	$38,017,134
NET ASSETS BY CLASS
Investor Class	$9,297,745	$30,357	$5,380,566
Service Class	$62,652,861	$2,799,438	$27,737,811
Institutional Class	$10,135,177	$105,753	$4,898,757
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	35,000,000	35,000,000
Service Class	35,000,000	35,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	726,727	3,014	419,372
Service Class	4,889,813	276,852	2,157,300
Institutional Class	1,594,819	10,486	713,586
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.79	$10.07	$12.83
Service Class	$12.81	$10.11	$12.86
Institutional Class	$6.36	$10.09	$6.86
(a) Cost of investments, affiliated	$86,534,481	$3,220,056	$40,364,500
(b) Cost of investments, unaffiliated	$7,722,436	$325,081	$4,258,982
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime Conservative 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$160,589	$6,853	$201,438
Dividends, affiliated	2,178,298	142,568	4,599,102
Dividends, unaffiliated	173,928	10,742	401,996
Total Income	2,512,815	160,163	5,202,536
EXPENSES:
Management fees	109,107	5,691	220,716
Shareholder services fees – Investor Class	17,518	58	73,666
Shareholder services fees – Service Class	284,176	16,349	527,351
Distribution fees – Service Class	80,937	4,659	150,225
Total Expenses	491,738	26,757	971,958
Less management fees waived	38,519	1,654	50,416
Net Expenses	453,219	25,103	921,542
NET INVESTMENT INCOME	2,059,596	135,060	4,280,994
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	736,370	(3,854)	1,244,676
Net realized gain (loss) on investments, unaffiliated	465,733	(458)	1,552,607
Realized gain distributions received, affiliated	2,117,129	201,161	6,539,176
Realized gain distributions received, unaffiliated	71,480	6,784	205,058
Net Realized Gain	3,390,712	203,633	9,541,517
Net change in unrealized depreciation on investments, affiliated	(6,739,882)	(494,720)	(17,368,682)
Net change in unrealized depreciation on investments, unaffiliated	(1,027,310)	(41,434)	(2,940,511)
Net Change in Unrealized Depreciation	(7,767,192)	(536,154)	(20,309,193)
Net Realized and Unrealized Loss	(4,376,480)	(332,521)	(10,767,676)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,316,884)	$(197,461)	$(6,486,682)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
	Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime Conservative 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$4,426	$79,472	$856
Dividends, affiliated	168,812	3,891,888	94,076
Dividends, unaffiliated	14,573	384,360	9,190
Total Income	187,811	4,355,720	104,122
EXPENSES:
Management fees	6,676	196,784	3,905
Shareholder services fees – Investor Class	120	66,580	48
Shareholder services fees – Service Class	19,249	447,223	11,198
Distribution fees – Service Class	5,484	127,413	3,190
Total Expenses	31,529	838,000	18,341
Less management fees waived	1,162	23,987	338
Net Expenses	30,367	814,013	18,003
NET INVESTMENT INCOME	157,444	3,541,707	86,119
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	28,659	1,824,791	29,881
Net realized gain on investments, unaffiliated	6,005	2,247,842	11,414
Realized gain distributions received, affiliated	344,377	8,529,903	287,583
Realized gain distributions received, unaffiliated	10,705	248,645	7,560
Net Realized Gain	389,746	12,851,181	336,438
Net change in unrealized depreciation on investments, affiliated	(812,248)	(20,999,699)	(628,235)
Net change in unrealized depreciation on investments, unaffiliated	(66,679)	(3,795,075)	(56,305)
Net Change in Unrealized Depreciation	(878,927)	(24,794,774)	(684,540)
Net Realized and Unrealized Loss	(489,181)	(11,943,593)	(348,102)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(331,737)	$(8,401,886)	$(261,983)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime Conservative 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$11,464	$157	$2,500
Dividends, affiliated	2,195,825	64,085	935,255
Dividends, unaffiliated	252,616	7,992	125,058
Total Income	2,459,905	72,234	1,062,813
EXPENSES:
Management fees	123,295	2,681	52,458
Shareholder services fees – Investor Class	36,517	90	19,401
Shareholder services fees – Service Class	285,816	7,495	117,501
Distribution fees – Service Class	81,425	2,129	33,481
Total Expenses	527,053	12,395	222,841
Less management fees waived	8,107	168	3,444
Net Expenses	518,946	12,227	219,397
NET INVESTMENT INCOME	1,940,959	60,007	843,416
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,730,053	11,984	817,529
Net realized gain on investments, unaffiliated	2,127,193	8,027	965,745
Realized gain distributions received, affiliated	7,110,456	256,694	3,477,090
Realized gain distributions received, unaffiliated	198,837	7,429	103,221
Net Realized Gain	11,166,539	284,134	5,363,585
Net change in unrealized depreciation on investments, affiliated	(16,987,429)	(568,043)	(8,433,657)
Net change in unrealized depreciation on investments, unaffiliated	(3,303,079)	(52,181)	(1,604,358)
Net Change in Unrealized Depreciation	(20,290,508)	(620,224)	(10,038,015)
Net Realized and Unrealized Loss	(9,123,969)	(336,090)	(4,674,430)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,183,010)	$(276,083)	$(3,831,014)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Lifetime Conservative 2015 Fund	2018	2017
OPERATIONS:
Net investment income	$2,059,596	$2,261,873
Net realized gain	3,390,712	2,069,166
Net change in unrealized appreciation (depreciation)	(7,767,192)	4,741,760
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,316,884)	9,072,799
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(224,471)	(202,923) (a)
Service Class	(2,971,020)	(3,513,236) (b)
Institutional Class	(381,374)	(149,138) (c)
From Net Investment Income and Net Realized Gains	(3,576,865)	(3,865,297)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	974,121	1,163,569
Service Class	13,340,094	21,774,782
Institutional Class	3,944,052	1,871,605
Shares issued in reinvestment of distributions
Investor Class	224,471	202,923
Service Class	2,971,020	3,513,236
Institutional Class	381,374	149,138
Shares redeemed
Investor Class	(1,804,255)	(3,478,568)
Service Class	(58,482,175)	(37,681,214)
Institutional Class	(1,235,928)	(423,373)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(39,687,226)	(12,907,902)
Total Decrease in Net Assets	(45,580,975)	(7,700,400)
NET ASSETS:
Beginning of year	108,457,620	116,158,020
End of year(d)	$62,876,645	$108,457,620
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	79,459	95,038
Service Class	1,093,457	1,780,710
Institutional Class	404,935	192,600
Shares issued in reinvestment of distributions
Investor Class	19,085	16,560
Service Class	249,509	285,356
Institutional Class	41,599	15,354
Shares redeemed
Investor Class	(147,056)	(284,550)
Service Class	(4,818,254)	(3,078,163)
Institutional Class	(128,778)	(43,515)
Net Decrease	(3,206,044)	(1,020,610)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $116,481 and net realized gains of $86,442. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $1,948,262 and net realized gains of $1,564,974. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $90,723 and net realized gains of $58,415. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, net assets included undistributed (overdistributed) net investment income of $460,491. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Lifetime Conservative 2020 Fund	2018	2017
OPERATIONS:
Net investment income	$135,060	$61,388
Net realized gain	203,633	83,983
Net change in unrealized appreciation (depreciation)	(536,154)	43,212
Net Increase (Decrease) in Net Assets Resulting from Operations	(197,461)	188,583
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(633)	(483) (a)
Service Class	(263,375)	(95,489) (b)
Institutional Class	(1,895)	(2,036) (c)
From Net Investment Income and Net Realized Gains	(265,903)	(98,008)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	12,603	6,998
Service Class	3,918,592	3,117,588
Institutional Class	128,626	68,162
Shares issued in reinvestment of distributions
Investor Class	633	483
Service Class	263,375	95,489
Institutional Class	1,895	2,036
Shares redeemed
Investor Class	(16,649)	(74)
Service Class	(2,070,007)	(619,016)
Institutional Class	(190,776)	-
Net Increase in Net Assets Resulting from Capital Share Transactions	2,048,292	2,671,666
Total Increase in Net Assets	1,584,928	2,762,241
NET ASSETS:
Beginning of year	3,468,809	706,568
End of year	$5,053,737	$3,468,809
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,174	620
Service Class	366,134	294,374
Institutional Class	11,979	6,265
Shares issued in reinvestment of distributions
Investor Class	62	45
Service Class	26,030	8,893
Institutional Class	184	189
Shares redeemed
Investor Class	(1,544)	(7)
Service Class	(195,709)	(57,993)
Institutional Class	(17,677)	-
Net Increase	190,633	252,386
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $409 and net realized gains of $74. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $79,382 and net realized gains of $16,107. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $1,801 and net realized gains of $235. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Lifetime Conservative 2025 Fund	2018	2017
OPERATIONS:
Net investment income	$4,280,994	$4,563,784
Net realized gain	9,541,517	5,701,986
Net change in unrealized appreciation (depreciation)	(20,309,193)	12,090,573
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,486,682)	22,356,343
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,291,543)	(985,306) (a)
Service Class	(8,170,256)	(7,753,381) (b)
Institutional Class	(1,285,325)	(679,530) (c)
From Net Investment Income and Net Realized Gains	(10,747,124)	(9,418,217)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	4,183,922	5,484,758
Service Class	28,635,150	47,549,821
Institutional Class	6,260,882	5,749,667
Shares issued in reinvestment of distributions
Investor Class	1,291,543	985,306
Service Class	8,170,256	7,753,381
Institutional Class	1,285,325	679,530
Shares redeemed
Investor Class	(8,678,548)	(9,016,063)
Service Class	(89,175,650)	(80,625,287)
Institutional Class	(4,807,844)	(1,302,091)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(52,834,964)	(22,740,978)
Total Decrease in Net Assets	(70,068,770)	(9,802,852)
NET ASSETS:
Beginning of year	215,217,559	225,020,411
End of year(d)	$145,148,789	$215,217,559
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	319,630	418,758
Service Class	2,199,264	3,641,705
Institutional Class	677,808	615,885
Shares issued in reinvestment of distributions
Investor Class	104,378	74,952
Service Class	655,800	589,447
Institutional Class	151,760	73,148
Shares redeemed
Investor Class	(660,605)	(691,969)
Service Class	(6,867,345)	(6,170,414)
Institutional Class	(525,324)	(138,754)
Net Decrease	(3,944,634)	(1,587,242)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $470,785 and net realized gains of $514,521. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $3,541,604 and net realized gains of $4,211,777. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $368,391 and net realized gains of $311,139. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, net assets included undistributed (overdistributed) net investment income of $140,747. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Lifetime Conservative 2030 Fund	2018	2017
OPERATIONS:
Net investment income	$157,444	$91,256
Net realized gain	389,746	285,466
Net change in unrealized appreciation (depreciation)	(878,927)	35,154
Net Increase (Decrease) in Net Assets Resulting from Operations	(331,737)	411,876
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(3,550)	(526) (a)
Service Class	(473,249)	(178,317) (b)
Institutional Class	(2,956)	(799) (c)
From Net Investment Income and Net Realized Gains	(479,755)	(179,642)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	77,474	784
Service Class	4,796,116	5,906,874
Institutional Class	30,404	7,522
Shares issued in reinvestment of distributions
Investor Class	3,550	526
Service Class	473,249	178,317
Institutional Class	2,956	799
Shares redeemed
Investor Class	(86)	(6)
Service Class	(2,797,638)	(3,008,097)
Institutional Class	(1,978)	(346)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,584,047	3,086,373
Total Increase in Net Assets	1,772,555	3,318,607
NET ASSETS:
Beginning of year	4,857,535	1,538,928
End of year	$6,630,090	$4,857,535
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,269	71
Service Class	443,012	546,039
Institutional Class	2,833	681
Shares issued in reinvestment of distributions
Investor Class	362	48
Service Class	46,270	16,222
Institutional Class	290	73
Shares redeemed
Investor Class	(8)	(1)
Service Class	(256,323)	(273,714)
Institutional Class	(179)	(31)
Net Increase	243,526	289,388
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $414 and net realized gains of $112. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $137,397 and net realized gains of $40,920. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $642 and net realized gains of $157. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Lifetime Conservative 2035 Fund	2018	2017
OPERATIONS:
Net investment income	$3,541,707	$3,744,672
Net realized gain	12,851,181	7,705,578
Net change in unrealized appreciation (depreciation)	(24,794,774)	13,654,233
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,401,886)	25,104,483
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,532,803)	(1,091,290) (a)
Service Class	(8,959,028)	(8,030,792) (b)
Institutional Class	(2,632,976)	(1,298,255) (c)
From Net Investment Income and Net Realized Gains	(13,124,807)	(10,420,337)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	4,521,243	4,935,350
Service Class	29,483,409	37,649,085
Institutional Class	7,557,385	10,849,975
Shares issued in reinvestment of distributions
Investor Class	1,532,803	1,091,290
Service Class	8,959,028	8,030,792
Institutional Class	2,632,976	1,298,255
Shares redeemed
Investor Class	(6,321,089)	(8,414,214)
Service Class	(72,921,716)	(71,212,902)
Institutional Class	(4,782,416)	(1,391,637)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(29,338,377)	(17,164,006)
Total Decrease in Net Assets	(50,865,070)	(2,479,860)
NET ASSETS:
Beginning of year	182,380,743	184,860,603
End of year(d)	$131,515,673	$182,380,743
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	317,299	347,618
Service Class	2,076,352	2,665,526
Institutional Class	873,582	1,235,948
Shares issued in reinvestment of distributions
Investor Class	116,946	76,288
Service Class	675,937	560,689
Institutional Class	351,099	149,232
Shares redeemed
Investor Class	(437,111)	(598,233)
Service Class	(5,165,398)	(5,020,130)
Institutional Class	(561,526)	(158,084)
Net Decrease	(1,752,820)	(741,146)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $390,142 and net realized gains of $701,148. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $2,670,026 and net realized gains of $5,360,766. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $560,288 and net realized gains of $737,967. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, net assets included undistributed (overdistributed) net investment income of $44,195. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Lifetime Conservative 2040 Fund	2018	2017
OPERATIONS:
Net investment income	$86,119	$42,053
Net realized gain	336,438	116,358
Net change in unrealized appreciation (depreciation)	(684,540)	31,890
Net Increase (Decrease) in Net Assets Resulting from Operations	(261,983)	190,301
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(814)	(546) (a)
Service Class	(252,326)	(87,545) (b)
Institutional Class	(3,551)	(730) (c)
From Net Investment Income and Net Realized Gains	(256,691)	(88,821)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	959	3,073
Service Class	3,182,299	2,635,586
Institutional Class	35,559	5,994
Shares issued in reinvestment of distributions
Investor Class	814	546
Service Class	252,326	87,545
Institutional Class	3,551	730
Shares redeemed
Investor Class	(3,370)	(6,861)
Service Class	(1,769,676)	(654,047)
Institutional Class	(286)	-
Net Increase in Net Assets Resulting from Capital Share Transactions	1,702,176	2,072,566
Total Increase in Net Assets	1,183,502	2,174,046
NET ASSETS:
Beginning of year	2,605,937	431,891
End of year	$3,789,439	$2,605,937
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	81	272
Service Class	278,225	233,210
Institutional Class	3,086	518
Shares issued in reinvestment of distributions
Investor Class	77	47
Service Class	23,885	7,552
Institutional Class	336	63
Shares redeemed
Investor Class	(284)	(627)
Service Class	(153,227)	(58,426)
Institutional Class	(25)	-
Net Increase	152,154	182,609
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $415 and net realized gains of $131. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $69,476 and net realized gains of $18,069. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $579 and net realized gains of $151. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Lifetime Conservative 2045 Fund	2018	2017
OPERATIONS:
Net investment income	$1,940,959	$2,164,436
Net realized gain	11,166,539	5,951,797
Net change in unrealized appreciation (depreciation)	(20,290,508)	10,550,113
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,183,010)	18,666,346
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,037,155)	(617,799) (a)
Service Class	(7,111,679)	(5,357,887) (b)
Institutional Class	(2,153,425)	(995,452) (c)
From Net Investment Income and Net Realized Gains	(10,302,259)	(6,971,138)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,823,591	2,826,796
Service Class	20,449,757	28,437,625
Institutional Class	4,067,846	7,717,678
Shares issued in reinvestment of distributions
Investor Class	1,037,155	617,799
Service Class	7,111,679	5,357,887
Institutional Class	2,153,425	995,452
Shares redeemed
Investor Class	(3,676,869)	(4,547,317)
Service Class	(44,742,885)	(46,806,071)
Institutional Class	(2,999,218)	(711,136)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(13,775,519)	(6,111,287)
Total Increase (Decrease) in Net Assets	(31,260,788)	5,583,921
NET ASSETS:
Beginning of year	113,346,571	107,762,650
End of year	$82,085,783	$113,346,571
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	184,444	188,567
Service Class	1,341,841	1,905,088
Institutional Class	476,142	894,173
Shares issued in reinvestment of distributions
Investor Class	75,543	40,325
Service Class	515,167	350,210
Institutional Class	309,082	115,854
Shares redeemed
Investor Class	(238,912)	(303,869)
Service Class	(2,944,621)	(3,120,334)
Institutional Class	(351,239)	(80,586)
Net Decrease	(632,553)	(10,572)
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $193,943 and net realized gains of $423,856. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $1,545,936 and net realized gains of $3,811,951. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $388,530 and net realized gains of $606,922. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Lifetime Conservative 2050 Fund	2018	2017
OPERATIONS:
Net investment income	$60,007	$23,125
Net realized gain	284,134	81,046
Net change in unrealized appreciation (depreciation)	(620,224)	15,264
Net Increase (Decrease) in Net Assets Resulting from Operations	(276,083)	119,435
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,825)	(799) (a)
Service Class	(158,019)	(48,973) (b)
Institutional Class	(6,096)	(1,266) (c)
From Net Investment Income and Net Realized Gains	(165,940)	(51,038)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	15,251	4,362
Service Class	2,442,598	1,443,023
Institutional Class	88,222	16,704
Shares issued in reinvestment of distributions
Investor Class	1,825	799
Service Class	158,019	48,973
Institutional Class	6,096	1,266
Shares redeemed
Investor Class	(346)	(14)
Service Class	(708,340)	(386,575)
Institutional Class	(3,620)	(5)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,999,705	1,128,533
Total Increase in Net Assets	1,557,682	1,196,930
NET ASSETS:
Beginning of year	1,377,866	180,936
End of year	$2,935,548	$1,377,866
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,312	385
Service Class	210,130	126,739
Institutional Class	7,656	1,435
Shares issued in reinvestment of distributions
Investor Class	171	69
Service Class	14,800	4,178
Institutional Class	577	108
Shares redeemed
Investor Class	(29)	(1)
Service Class	(60,988)	(33,383)
Institutional Class	(325)	-
Net Increase	173,304	99,530
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $612 and net realized gains of $187. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $36,565 and net realized gains of $12,408. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $986 and net realized gains of $280. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Lifetime Conservative 2055 Fund	2018	2017
OPERATIONS:
Net investment income	$843,416	$812,979
Net realized gain	5,363,585	2,323,627
Net change in unrealized appreciation (depreciation)	(10,038,015)	4,170,610
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,831,014)	7,307,216
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(529,723)	(272,534) (a)
Service Class	(2,789,807)	(1,850,550) (b)
Institutional Class	(865,045)	(280,561) (c)
From Net Investment Income and Net Realized Gains	(4,184,575)	(2,403,645)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,097,953	1,638,849
Service Class	15,822,885	16,970,151
Institutional Class	2,879,026	2,796,064
Shares issued in reinvestment of distributions
Investor Class	529,723	272,534
Service Class	2,789,807	1,850,550
Institutional Class	865,045	280,561
Shares redeemed
Investor Class	(1,539,720)	(1,215,462)
Service Class	(20,925,716)	(19,803,820)
Institutional Class	(883,325)	(517,711)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,635,678	2,271,716
Total Increase (Decrease) in Net Assets	(6,379,911)	7,175,287
NET ASSETS:
Beginning of year	44,397,045	37,221,758
End of year(d)	$38,017,134	$44,397,045
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	136,228	109,291
Service Class	1,035,374	1,139,853
Institutional Class	321,463	308,201
Shares issued in reinvestment of distributions
Investor Class	38,580	17,738
Service Class	201,807	120,596
Institutional Class	116,035	31,002
Shares redeemed
Investor Class	(100,190)	(81,843)
Service Class	(1,375,853)	(1,320,023)
Institutional Class	(97,847)	(56,960)
Net Increase	275,597	267,855
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $93,905 and net realized gains of $178,629. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $585,517 and net realized gains of $1,265,033. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $119,714 and net realized gains of $160,847. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, net assets included undistributed (overdistributed) net investment income of $4,125. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$12.30	0.32	(0.68)	(0.36)	(0.32)	(0.25)	(0.57)	$11.37	(3.03%)
12/31/2017	$11.77	0.24	0.74	0.98	(0.26)	(0.19)	(0.45)	$12.30	8.38%
12/31/2016	$11.40	0.22	0.53	0.75	(0.19)	(0.19)	(0.38)	$11.77	6.62%
12/31/2015	$12.37	0.20	(0.36)	(0.16)	(0.25)	(0.56)	(0.81)	$11.40	(1.31%)
12/31/2014	$12.51	0.26	0.44	0.70	(0.34)	(0.50)	(0.84)	$12.37	5.57%
Service Class
12/31/2018	$12.36	0.26	(0.64)	(0.38)	(0.28)	(0.25)	(0.53)	$11.45	(3.16%)
12/31/2017	$11.82	0.24	0.73	0.97	(0.24)	(0.19)	(0.43)	$12.36	8.26%
12/31/2016	$11.45	0.21	0.52	0.73	(0.17)	(0.19)	(0.36)	$11.82	6.46%
12/31/2015	$12.41	0.22	(0.38)	(0.16)	(0.24)	(0.56)	(0.80)	$11.45	(1.30%)
12/31/2014	$12.55	0.31	0.38	0.69	(0.33)	(0.50)	(0.83)	$12.41	5.47%
Institutional Class
12/31/2018	$ 9.71	0.36	(0.61)	(0.25)	(0.36)	(0.25)	(0.61)	$ 8.85	(2.72%)
12/31/2017	$ 9.39	0.28	0.53	0.81	(0.30)	(0.19)	(0.49)	$ 9.71	8.77%
12/31/2016	$ 9.19	0.29	0.34	0.63	(0.24)	(0.19)	(0.43)	$ 9.39	6.96%
12/31/2015 (d)	$10.00	0.58	(0.87)	(0.29)	(0.31)	(0.21)	(0.52)	$ 9.19	(2.92%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 4,489	0.47%	0.43%	2.66%	46%
12/31/2017	$ 5,455	0.47%	0.43%	1.94%	17%
12/31/2016	$ 7,253	0.47%	0.44%	1.92%	21%
12/31/2015	$ 8,435	0.32%	0.30%	1.61%	40% (h)
12/31/2014	$ 20,471	0.12%	0.12%	2.05%	27%
Service Class
12/31/2018	$ 52,648	0.57%	0.53%	2.15%	46%
12/31/2017	$ 99,791	0.57%	0.53%	1.99%	17%
12/31/2016	$107,343	0.57%	0.54%	1.81%	21%
12/31/2015	$135,439	0.45%	0.43%	1.76%	40% (h)
12/31/2014	$168,420	0.22%	0.22%	2.37%	27%
Institutional Class
12/31/2018	$ 5,740	0.12%	0.08%	3.80%	46%
12/31/2017	$ 3,212	0.12%	0.08%	2.84%	17%
12/31/2016	$ 1,562	0.12%	0.09%	3.04%	21%
12/31/2015 (d)	$ 569	0.12% (i)	0.09% (i)	8.94% (i)	40% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$10.82	0.23	(0.61)	(0.38)	(0.30)	(0.23)	(0.53)	$ 9.91	(3.60%)
12/31/2017	$10.21	0.28	0.68	0.96	(0.29)	(0.06)	(0.35)	$10.82	9.46%
12/31/2016 (d)	$10.00	0.19	0.19	0.38	(0.17)	(0.00) (e)	(0.17)	$10.21	3.89% (f)
Service Class
12/31/2018	$10.78	0.30	(0.69)	(0.39)	(0.30)	(0.23)	(0.53)	$ 9.86	(3.69%)
12/31/2017	$10.17	0.29	0.66	0.95	(0.28)	(0.06)	(0.34)	$10.78	9.38%
12/31/2016 (d)	$10.00	0.41	(0.05)	0.36	(0.19)	(0.00) (e)	(0.19)	$10.17	3.67% (f)
Institutional Class
12/31/2018	$10.79	0.26	(0.58)	(0.32)	(0.44)	(0.23)	(0.67)	$ 9.80	(3.06%)
12/31/2017	$10.19	0.47	0.53	1.00	(0.34)	(0.06)	(0.40)	$10.79	9.85%
12/31/2016 (d)	$10.00	0.22	0.17	0.39	(0.20)	(0.00) (e)	(0.20)	$10.19	3.99% (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 14	0.47%	0.44%	2.17%	64%
12/31/2017	$ 18	0.47%	0.44%	2.60%	30%
12/31/2016 (d)	$ 10	0.47% (i)	0.45% (i)	2.82% (i)	46% (f)
Service Class
12/31/2018	$5,021	0.57%	0.54%	2.86%	64%
12/31/2017	$3,370	0.57%	0.54%	2.67%	30%
12/31/2016 (d)	$ 686	0.57% (i)	0.53% (i)	5.92% (i)	46% (f)
Institutional Class
12/31/2018	$ 19	0.12%	0.09%	2.38%	64%
12/31/2017	$ 81	0.12%	0.09%	4.32%	30%
12/31/2016 (d)	$ 10	0.12% (i)	0.09% (i)	3.17% (i)	46% (f)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Amount was less than $0.01 per share.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$13.20	0.33	(0.84)	(0.51)	(0.33)	(0.50)	(0.83)	$11.86	(4.02%)
12/31/2017	$12.46	0.27	1.04	1.31	(0.27)	(0.30)	(0.57)	$13.20	10.66%
12/31/2016	$12.23	0.26	0.63	0.89	(0.25)	(0.41)	(0.66)	$12.46	7.33%
12/31/2015	$13.43	0.25	(0.44)	(0.19)	(0.28)	(0.73)	(1.01)	$12.23	(1.40%)
12/31/2014	$13.69	0.30	0.49	0.79	(0.35)	(0.70)	(1.05)	$13.43	5.79%
Service Class
12/31/2018	$13.22	0.29	(0.81)	(0.52)	(0.30)	(0.50)	(0.80)	$11.90	(4.11%)
12/31/2017	$12.47	0.26	1.04	1.30	(0.25)	(0.30)	(0.55)	$13.22	10.57%
12/31/2016	$12.23	0.24	0.64	0.88	(0.23)	(0.41)	(0.64)	$12.47	7.24%
12/31/2015	$13.43	0.25	(0.46)	(0.21)	(0.26)	(0.73)	(0.99)	$12.23	(1.56%)
12/31/2014	$13.69	0.33	0.45	0.78	(0.34)	(0.70)	(1.04)	$13.43	5.67%
Institutional Class
12/31/2018	$ 9.26	0.28	(0.61)	(0.33)	(0.40)	(0.50)	(0.90)	$ 8.03	(3.64%)
12/31/2017	$ 8.94	0.27	0.70	0.97	(0.35)	(0.30)	(0.65)	$ 9.26	11.04%
12/31/2016	$ 8.99	0.25	0.43	0.68	(0.32)	(0.41)	(0.73)	$ 8.94	7.67%
12/31/2015 (d)	$10.00	0.56	(0.89)	(0.33)	(0.34)	(0.34)	(0.68)	$ 8.99	(3.39%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 19,035	0.47%	0.45%	2.57%	39%
12/31/2017	$ 24,318	0.47%	0.45%	2.10%	21%
12/31/2016	$ 25,422	0.47%	0.45%	2.05%	24%
12/31/2015	$ 26,795	0.33%	0.33%	1.86%	36% (h)
12/31/2014	$ 38,263	0.12%	0.12%	2.17%	29%
Service Class
12/31/2018	$114,141	0.57%	0.55%	2.25%	39%
12/31/2017	$179,914	0.57%	0.55%	2.02%	21%
12/31/2016	$193,914	0.57%	0.55%	1.92%	24%
12/31/2015	$223,467	0.45%	0.44%	1.88%	36% (h)
12/31/2014	$253,958	0.22%	0.22%	2.36%	29%
Institutional Class
12/31/2018	$ 11,974	0.12%	0.10%	3.12%	39%
12/31/2017	$ 10,986	0.12%	0.10%	2.89%	21%
12/31/2016	$ 5,684	0.12%	0.10%	2.78%	24%
12/31/2015 (d)	$ 3,368	0.12% (i)	0.10% (i)	8.79% (i)	36% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$11.04	0.48	(0.98)	(0.50)	(0.56)	(0.31)	(0.87)	$ 9.67	(4.80%)
12/31/2017	$10.26	0.24	1.02	1.26	(0.38)	(0.10)	(0.48)	$11.04	12.43%
12/31/2016 (d)	$10.00	0.20	0.27	0.47	(0.20)	(0.01)	(0.21)	$10.26	4.72% (e)
Service Class
12/31/2018	$11.05	0.30	(0.82)	(0.52)	(0.52)	(0.31)	(0.83)	$ 9.70	(4.99%)
12/31/2017	$10.23	0.27	0.99	1.26	(0.34)	(0.10)	(0.44)	$11.05	12.41%
12/31/2016 (d)	$10.00	0.32	0.14	0.46	(0.22)	(0.01)	(0.23)	$10.23	4.58% (e)
Institutional Class
12/31/2018	$11.04	0.40	(0.87)	(0.47)	(0.51)	(0.31)	(0.82)	$ 9.75	(4.48%)
12/31/2017	$10.25	0.32	0.99	1.31	(0.42)	(0.10)	(0.52)	$11.04	12.92%
12/31/2016 (d)	$10.00	0.23	0.26	0.49	(0.23)	(0.01)	(0.24)	$10.25	4.92% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 85	0.47%	0.45%	4.59%	53%
12/31/2017	$ 13	0.47%	0.46%	2.24%	82%
12/31/2016 (d)	$ 10	0.47% (h)	0.47% (h)	2.95% (h)	193% (e)
Service Class
12/31/2018	$6,500	0.57%	0.55%	2.82%	53%
12/31/2017	$4,826	0.57%	0.55%	2.44%	82%
12/31/2016 (d)	$1,518	0.57% (h)	0.55% (h)	4.52% (h)	193% (e)
Institutional Class
12/31/2018	$ 46	0.12%	0.10%	3.73%	53%
12/31/2017	$ 19	0.12%	0.11%	2.92%	82%
12/31/2016 (d)	$ 10	0.12% (h)	0.12% (h)	3.26% (h)	193% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$14.38	0.34	(1.13)	(0.79)	(0.31)	(0.85)	(1.16)	$12.43	(5.79%)
12/31/2017	$13.28	0.29	1.61	1.90	(0.28)	(0.52)	(0.80)	$14.38	14.43%
12/31/2016	$13.22	0.27	0.82	1.09	(0.26)	(0.77)	(1.03)	$13.28	8.37%
12/31/2015	$14.87	0.28	(0.53)	(0.25)	(0.30)	(1.10)	(1.40)	$13.22	(1.66%)
12/31/2014	$15.25	0.30	0.62	0.92	(0.35)	(0.95)	(1.30)	$14.87	6.03%
Service Class
12/31/2018	$14.42	0.29	(1.10)	(0.81)	(0.27)	(0.85)	(1.12)	$12.49	(5.89%)
12/31/2017	$13.30	0.27	1.63	1.90	(0.26)	(0.52)	(0.78)	$14.42	14.36%
12/31/2016	$13.23	0.24	0.84	1.08	(0.24)	(0.77)	(1.01)	$13.30	8.25%
12/31/2015	$14.86	0.26	(0.51)	(0.25)	(0.28)	(1.10)	(1.38)	$13.23	(1.72%)
12/31/2014	$15.25	0.34	0.56	0.90	(0.34)	(0.95)	(1.29)	$14.86	5.86%
Institutional Class
12/31/2018	$ 8.65	0.24	(0.67)	(0.43)	(0.39)	(0.85)	(1.24)	$ 6.98	(5.42%)
12/31/2017	$ 8.32	0.29	0.93	1.22	(0.37)	(0.52)	(0.89)	$ 8.65	14.88%
12/31/2016	$ 8.68	0.25	0.50	0.75	(0.34)	(0.77)	(1.11)	$ 8.32	8.78%
12/31/2015 (d)	$10.00	0.68	(1.09)	(0.41)	(0.36)	(0.55)	(0.91)	$ 8.68	(4.29%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 17,834	0.47%	0.46%	2.41%	39%
12/31/2017	$ 20,674	0.47%	0.46%	2.07%	26%
12/31/2016	$ 21,411	0.47%	0.46%	1.98%	25%
12/31/2015	$ 21,286	0.35%	0.34%	1.93%	37% (h)
12/31/2014	$ 23,411	0.12%	0.12%	1.90%	27%
Service Class
12/31/2018	$ 97,095	0.57%	0.56%	2.04%	39%
12/31/2017	$146,880	0.57%	0.56%	1.91%	26%
12/31/2016	$159,396	0.57%	0.56%	1.79%	25%
12/31/2015	$191,874	0.45%	0.45%	1.79%	37% (h)
12/31/2014	$212,538	0.22%	0.22%	2.18%	27%
Institutional Class
12/31/2018	$ 16,587	0.12%	0.11%	2.83%	39%
12/31/2017	$ 14,827	0.12%	0.11%	3.28%	26%
12/31/2016	$ 4,054	0.12%	0.11%	2.82%	25%
12/31/2015 (d)	$ 2,192	0.12% (i)	0.11% (i)	10.64% (i)	37% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$11.67	0.23	(1.02)	(0.79)	(0.33)	(0.42)	(0.75)	$10.13	(6.95%)
12/31/2017	$10.41	0.23	1.48	1.71	(0.34)	(0.11)	(0.45)	$11.67	16.54%
12/31/2016 (d)	$10.00	0.23	0.36	0.59	(0.18)	(0.00) (e)	(0.18)	$10.41	6.01% (f)
Service Class
12/31/2018	$11.63	0.30	(1.11)	(0.81)	(0.33)	(0.42)	(0.75)	$10.07	(7.12%)
12/31/2017	$10.40	0.37	1.33	1.70	(0.36)	(0.11)	(0.47)	$11.63	16.41%
12/31/2016 (d)	$10.00	0.64	(0.04)	0.60	(0.20)	(0.00) (e)	(0.20)	$10.40	6.06% (f)
Institutional Class
12/31/2018	$11.66	0.36	(1.11)	(0.75)	(0.39)	(0.42)	(0.81)	$10.10	(6.65%)
12/31/2017	$10.42	0.32	1.43	1.75	(0.40)	(0.11)	(0.51)	$11.66	16.91%
12/31/2016 (d)	$10.00	0.22	0.40	0.62	(0.20)	(0.00) (e)	(0.20)	$10.42	6.34% (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 11	0.47%	0.47%	2.03%	56%
12/31/2017	$ 15	0.47%	0.47%	2.07%	46%
12/31/2016 (d)	$ 16	0.47% (i)	0.47% (i)	3.31% (i)	6% (f)
Service Class
12/31/2018	$3,727	0.57%	0.56%	2.64%	56%
12/31/2017	$2,573	0.57%	0.56%	3.21%	46%
12/31/2016 (d)	$ 405	0.57% (i)	0.55% (i)	9.14% (i)	6% (f)
Institutional Class
12/31/2018	$ 50	0.12%	0.12%	3.13%	56%
12/31/2017	$ 19	0.12%	0.12%	2.86%	46%
12/31/2016 (d)	$ 11	0.12% (i)	0.12% (i)	3.19% (i)	6% (f)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Amount was less than $0.01 per share.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$15.48	0.32	(1.50)	(1.18)	(0.28)	(1.23)	(1.51)	$12.79	(7.94%)
12/31/2017	$13.90	0.30	2.21	2.51	(0.29)	(0.64)	(0.93)	$15.48	18.17%
12/31/2016	$13.90	0.23	1.02	1.25	(0.25)	(1.00)	(1.25)	$13.90	9.17%
12/31/2015	$15.73	0.27	(0.56)	(0.29)	(0.30)	(1.24)	(1.54)	$13.90	(1.86%)
12/31/2014	$16.11	0.28	0.65	0.93	(0.34)	(0.97)	(1.31)	$15.73	5.72%
Service Class
12/31/2018	$15.47	0.27	(1.45)	(1.18)	(0.25)	(1.23)	(1.48)	$12.81	(7.99%)
12/31/2017	$13.89	0.27	2.21	2.48	(0.26)	(0.64)	(0.90)	$15.47	18.00%
12/31/2016	$13.89	0.23	1.01	1.24	(0.24)	(1.00)	(1.24)	$13.89	9.09%
12/31/2015	$15.71	0.26	(0.57)	(0.31)	(0.27)	(1.24)	(1.51)	$13.89	(1.96%)
12/31/2014	$16.09	0.33	0.59	0.92	(0.33)	(0.97)	(1.30)	$15.71	5.64%
Institutional Class
12/31/2018	$ 8.55	0.21	(0.79)	(0.58)	(0.38)	(1.23)	(1.61)	$ 6.36	(7.57%)
12/31/2017	$ 8.10	0.29	1.18	1.47	(0.38)	(0.64)	(1.02)	$ 8.55	18.50%
12/31/2016	$ 8.64	0.25	0.55	0.80	(0.34)	(1.00)	(1.34)	$ 8.10	9.55%
12/31/2015 (d)	$10.00	0.48	(0.96)	(0.48)	(0.35)	(0.53)	(0.88)	$ 8.64	(4.88%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 9,298	0.47%	0.46%	2.09%	38%
12/31/2017	$ 10,923	0.47%	0.46%	1.97%	28%
12/31/2016	$ 10,852	0.47%	0.47%	1.67%	28%
12/31/2015	$ 12,872	0.35%	0.34%	1.76%	33% (h)
12/31/2014	$ 14,443	0.12%	0.12%	1.72%	23%
Service Class
12/31/2018	$ 62,653	0.57%	0.56%	1.78%	38%
12/31/2017	$ 92,496	0.57%	0.56%	1.82%	28%
12/31/2016	$ 95,036	0.57%	0.57%	1.66%	28%
12/31/2015	$106,551	0.45%	0.45%	1.68%	33% (h)
12/31/2014	$108,839	0.22%	0.22%	2.02%	23%
Institutional Class
12/31/2018	$ 10,135	0.12%	0.11%	2.57%	38%
12/31/2017	$ 9,928	0.12%	0.11%	3.34%	28%
12/31/2016	$ 1,874	0.12%	0.12%	2.94%	28%
12/31/2015 (d)	$ 832	0.12% (i)	0.11% (i)	7.48% (i)	33% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$11.74	0.30	(1.29)	(0.99)	(0.34)	(0.34)	(0.68)	$10.07	(8.66%)
12/31/2017	$10.34	0.26	1.69	1.95	(0.42)	(0.13)	(0.55)	$11.74	18.96%
12/31/2016 (d)	$10.00	0.20	0.46	0.66	(0.29)	(0.03)	(0.32)	$10.34	6.66% (e)
Service Class
12/31/2018	$11.77	0.31	(1.31)	(1.00)	(0.32)	(0.34)	(0.66)	$10.11	(8.71%)
12/31/2017	$10.33	0.36	1.58	1.94	(0.37)	(0.13)	(0.50)	$11.77	18.79%
12/31/2016 (d)	$10.00	0.23	0.42	0.65	(0.29)	(0.03)	(0.32)	$10.33	6.63% (e)
Institutional Class
12/31/2018	$11.74	0.40	(1.35)	(0.95)	(0.36)	(0.34)	(0.70)	$10.09	(8.31%)
12/31/2017	$10.33	0.39	1.60	1.99	(0.45)	(0.13)	(0.58)	$11.74	19.41%
12/31/2016 (d)	$10.00	0.21	0.47	0.68	(0.32)	(0.03)	(0.35)	$10.33	6.85% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 30	0.47%	0.46%	2.58%	32%
12/31/2017	$ 18	0.47%	0.46%	2.29%	48%
12/31/2016 (d)	$ 11	0.47% (h)	0.47% (h)	2.94% (h)	130% (e)
Service Class
12/31/2018	$2,799	0.57%	0.56%	2.67%	32%
12/31/2017	$1,329	0.57%	0.56%	3.11%	48%
12/31/2016 (d)	$ 159	0.57% (h)	0.55% (h)	3.28% (h)	130% (e)
Institutional Class
12/31/2018	$ 106	0.12%	0.11%	3.43%	32%
12/31/2017	$ 30	0.12%	0.12%	3.44%	48%
12/31/2016 (d)	$ 11	0.12% (h)	0.12% (h)	3.11% (h)	130% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$15.53	0.33	(1.66)	(1.33)	(0.30)	(1.07)	(1.37)	$12.83	(8.95%)
12/31/2017	$13.74	0.32	2.32	2.64	(0.29)	(0.56)	(0.85)	$15.53	19.32%
12/31/2016	$13.52	0.25	0.99	1.24	(0.26)	(0.76)	(1.02)	$13.74	9.33%
12/31/2015	$15.21	0.24	(0.57)	(0.33)	(0.27)	(1.09)	(1.36)	$13.52	(2.16%)
12/31/2014	$15.56	0.27	0.56	0.83	(0.31)	(0.87)	(1.18)	$15.21	5.26%
Service Class
12/31/2018	$15.53	0.27	(1.61)	(1.34)	(0.26)	(1.07)	(1.33)	$12.86	(8.99%)
12/31/2017	$13.73	0.28	2.34	2.62	(0.26)	(0.56)	(0.82)	$15.53	19.18%
12/31/2016	$13.50	0.22	1.01	1.23	(0.24)	(0.76)	(1.00)	$13.73	9.23%
12/31/2015	$15.18	0.25	(0.59)	(0.34)	(0.25)	(1.09)	(1.34)	$13.50	(2.23%)
12/31/2014	$15.55	0.32	0.48	0.80	(0.30)	(0.87)	(1.17)	$15.18	5.05%
Institutional Class
12/31/2018	$ 9.04	0.24	(0.97)	(0.73)	(0.38)	(1.07)	(1.45)	$ 6.86	(8.58%)
12/31/2017	$ 8.35	0.32	1.31	1.63	(0.38)	(0.56)	(0.94)	$ 9.04	19.71%
12/31/2016	$ 8.63	0.33	0.49	0.82	(0.34)	(0.76)	(1.10)	$ 8.35	9.74%
12/31/2015 (d)	$10.00	0.45	(0.97)	(0.52)	(0.33)	(0.52)	(0.85)	$ 8.63	(5.35%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 5,381	0.47%	0.46%	2.17%	48%
12/31/2017	$ 5,353	0.47%	0.46%	2.12%	33%
12/31/2016	$ 4,115	0.47%	0.47%	1.81%	40%
12/31/2015	$ 3,807	0.34%	0.33%	1.58%	38% (h)
12/31/2014	$ 4,587	0.12%	0.12%	1.73%	22%
Service Class
12/31/2018	$27,738	0.57%	0.56%	1.79%	48%
12/31/2017	$35,665	0.57%	0.56%	1.84%	33%
12/31/2016	$32,341	0.57%	0.57%	1.59%	40%
12/31/2015	$36,402	0.46%	0.45%	1.67%	38% (h)
12/31/2014	$33,984	0.22%	0.22%	2.05%	22%
Institutional Class
12/31/2018	$ 4,899	0.12%	0.11%	2.69%	48%
12/31/2017	$ 3,379	0.12%	0.11%	3.55%	33%
12/31/2016	$ 765	0.12%	0.12%	3.76%	40%
12/31/2015 (d)	$ 188	0.12% (i)	0.11% (i)	7.03% (i)	38% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Lifetime Conservative 2015 Fund, the Great-West Lifetime Conservative 2020 Fund, the Great-West Lifetime Conservative 2025 Fund, the Great-West Lifetime Conservative 2030 Fund, the Great-West Lifetime Conservative 2035 Fund, the Great-West Lifetime Conservative 2040 Fund, the Great-West Lifetime Conservative 2045 Fund, the Great-West Lifetime Conservative 2050 Fund and the Great-West Lifetime Conservative 2055 Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Great-West Lifetime Conservative 2015 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer four share classes, referred to as Investor Class, Service Class, Class L, and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class, Service Class, and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

Annual Report - December 31, 2018

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2018, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2018 and 2017 were as follows:
Great-West Lifetime Conservative 2015 Fund
	2018	2017
Ordinary income	$1,984,822	$2,155,466
Long-term capital gain	1,592,043	1,709,831
	$3,576,865	$3,865,297
Great-West Lifetime Conservative 2020 Fund
	2018	2017
Ordinary income	$147,915	$81,592
Long-term capital gain	117,988	16,416
	$265,903	$98,008

Annual Report - December 31, 2018

Great-West Lifetime Conservative 2025 Fund
	2018	2017
Ordinary income	$4,131,524	$4,380,780
Long-term capital gain	6,615,600	5,037,437
	$10,747,124	$9,418,217
Great-West Lifetime Conservative 2030 Fund
	2018	2017
Ordinary income	$303,301	$138,453
Long-term capital gain	176,454	41,189
	$479,755	$179,642
Great-West Lifetime Conservative 2035 Fund
	2018	2017
Ordinary income	$3,424,510	$3,620,456
Long-term capital gain	9,700,297	6,799,881
	$13,124,807	$10,420,337
Great-West Lifetime Conservative 2040 Fund
	2018	2017
Ordinary income	$116,836	$70,470
Long-term capital gain	139,855	18,351
	$256,691	$88,821
Great-West Lifetime Conservative 2045 Fund
	2018	2017
Ordinary income	$1,884,808	$2,106,673
Long-term capital gain	8,417,451	4,864,465
	$10,302,259	$6,971,138
Great-West Lifetime Conservative 2050 Fund
	2018	2017
Ordinary income	$82,215	$38,163
Long-term capital gain	83,725	12,875
	$165,940	$51,038
Great-West Lifetime Conservative 2055 Fund
	2018	2017
Ordinary income	$880,667	$799,136
Long-term capital gain	3,303,908	1,604,509
	$4,184,575	$2,403,645
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.

Annual Report - December 31, 2018

The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
Great-West Lifetime Conservative 2015 Fund
Undistributed net investment income	$518,350
Undistributed long-term capital gains	1,217,518
Capital loss carryforwards	—
Post-October losses	(93,599)
Net unrealized depreciation	(6,666,086)
Tax composition of capital	$(5,023,817)
Great-West Lifetime Conservative 2020 Fund
Undistributed net investment income	$112
Undistributed long-term capital gains	195,570
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(571,025)
Tax composition of capital	$(375,343)
Great-West Lifetime Conservative 2025 Fund
Undistributed net investment income	$258,107
Undistributed long-term capital gains	5,586,200
Capital loss carryforwards	—
Post-October losses	(92,556)
Net unrealized depreciation	(16,562,249)
Tax composition of capital	$(10,810,498)
Great-West Lifetime Conservative 2030 Fund
Undistributed net investment income	$80
Undistributed long-term capital gains	333,631
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(920,352)
Tax composition of capital	$(586,641)
Great-West Lifetime Conservative 2035 Fund
Undistributed net investment income	$118,985
Undistributed long-term capital gains	7,759,680
Capital loss carryforwards	—
Post-October losses	(99,891)
Net unrealized depreciation	(18,875,681)
Tax composition of capital	$(11,096,907)
Great-West Lifetime Conservative 2040 Fund
Undistributed net investment income	$24
Undistributed long-term capital gains	275,553
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(691,341)
Tax composition of capital	$(415,764)

Annual Report - December 31, 2018

Great-West Lifetime Conservative 2045 Fund
Undistributed net investment income	$20,567
Undistributed long-term capital gains	6,765,896
Capital loss carryforwards	—
Post-October losses	(95,257)
Net unrealized depreciation	(14,272,516)
Tax composition of capital	$(7,581,310)
Great-West Lifetime Conservative 2050 Fund
Undistributed net investment income	$6
Undistributed long-term capital gains	248,250
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(621,068)
Tax composition of capital	$(372,812)
Great-West Lifetime Conservative 2055 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	3,390,107
Capital loss carryforwards	—
Post-October losses	(38,005)
Net unrealized depreciation	(7,773,639)
Tax composition of capital	$(4,421,537)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
	Post-October Ordinary Losses	Post-October Capital Losses
Great-West Lifetime Conservative 2015 Fund	$—	$(93,599)
Great-West Lifetime Conservative 2020 Fund	—	—
Great-West Lifetime Conservative 2025 Fund	—	(92,556)
Great-West Lifetime Conservative 2030 Fund	—	—
Great-West Lifetime Conservative 2035 Fund	—	(99,891)
Great-West Lifetime Conservative 2040 Fund	—	—
Great-West Lifetime Conservative 2045 Fund	—	(95,257)
Great-West Lifetime Conservative 2050 Fund	—	—
Great-West Lifetime Conservative 2055 Fund	—	(38,005)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2018 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Lifetime Conservative 2015 Fund	$69,563,754	$—	$(6,666,086)	$(6,666,086)
Great-West Lifetime Conservative 2020 Fund	5,627,131	—	(571,025)	(571,025)
Great-West Lifetime Conservative 2025 Fund	161,729,872	—	(16,562,249)	(16,562,249)
Great-West Lifetime Conservative 2030 Fund	7,553,469	7,789	(928,141)	(920,352)
Great-West Lifetime Conservative 2035 Fund	150,406,060	—	(18,875,681)	(18,875,681)
Great-West Lifetime Conservative 2040 Fund	4,482,468	—	(691,341)	(691,341)
Great-West Lifetime Conservative 2045 Fund	96,362,314	—	(14,272,516)	(14,272,516)
Great-West Lifetime Conservative 2050 Fund	3,557,942	3,519	(624,587)	(621,068)
Great-West Lifetime Conservative 2055 Fund	45,767,131	—	(7,773,639)	(7,773,639)

Annual Report - December 31, 2018

Application of Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. The Fund has evaluated the impact of ASU No. 2018-13 and has adopted the changes into these financial statements. These changes are reflected in Note 1.
In October 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. The Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund's adoption of those amendments, effective with the financial statements prepared as of December 31, 2018, had no effect on the Fund's financial position or the results of its operations.
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to Investor Class and Service Class shareholders and account owners and receives from the Investor Class and Service Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class shares and for providing or arranging for the provision of services to Service Class shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $990,000 for the year ended December 31, 2018.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

Annual Report - December 31, 2018

The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2018, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	910,836	$15,230,579	$ 1,578,677	$8,137,258	$ (393,900)	$ (55,490)	$ 337,128	$ 8,616,508	13.70%
Great-West Core Bond Fund Institutional Class	447,375	7,490,682	770,571	3,898,307	(145,052)	(135,256)	189,487	4,227,690	6.72
Great-West Global Bond Fund Institutional Class	492,650	3,388,994	3,665,429	2,589,290	1,127	(75,618)	97,926	4,389,515	6.98
Great-West Inflation-Protected Securities Fund Institutional Class	1,004,548	-	19,178,971	9,167,956	(133,517)	(518,033)	511,579	9,492,982	15.10
Great-West Multi-Sector Bond Fund Institutional Class	388,320	6,430,855	625,071	3,471,648	(233,916)	(124,349)	208,576	3,459,929	5.50
Great-West Putnam High Yield Bond Institutional Class	299,623	5,757,545	575,756	3,477,190	(96,149)	(237,404)	240,073	2,618,707	4.17
Great-West Short Duration Bond Fund Institutional Class	372,871	5,229,830	1,308,212	2,909,888	(65,880)	(22,492)	125,600	3,605,662	5.74
					(1,067,287)	(1,168,642)	1,710,369	36,410,993	57.91
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	15,205	270,390	48,899	115,474	31,247	(51,615)	-	152,200	0.24
Great-West Emerging Markets Equity Fund Institutional Class	68,992	-	1,241,447	573,033	(61,150)	(131,654)	9,178	536,760	0.85
Great-West International Growth Fund Institutional Class	119,514	785,742	1,023,974	570,704	76,743	(398,829)	6,014	840,183	1.34
Great-West International Index Fund Institutional Class	214,955	3,496,605	597,811	1,560,489	275,421	(676,712)	53,507	1,857,215	2.95
Great-West International Value Fund Institutional Class	145,366	1,918,717	581,031	837,363	138,651	(639,011)	26,089	1,023,374	1.63
Great-West Large Cap Growth Fund Institutional Class	179,136	2,995,622	792,327	1,767,835	313,001	(468,795)	10,147	1,551,319	2.47
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	66,278	377,335	411,858	250,318	(17,682)	(114,034)	2,078	424,841	0.68
Great-West Mid Cap Value Fund Institutional Class	79,890	1,076,694	233,511	488,406	45,925	(200,254)	50,387	621,545	0.99
Great-West Putnam Equity Income Fund Institutional Class	112,348	1,571,543	372,034	761,848	87,878	(280,701)	35,143	901,028	1.43
Great-West Real Estate Index Fund Institutional Class	102,989	942,764	661,433	744,399	(65,034)	(30,738)	28,837	829,060	1.32
Great-West S&P 500® Index Fund Institutional Class	396,311	6,125,335	1,710,575	3,118,376	613,314	(1,356,817)	129,024	3,360,717	5.34
Great-West S&P Mid Cap 400® Index Fund Institutional Class	186,954	2,630,144	644,295	1,327,850	163,571	(510,781)	42,381	1,435,808	2.28
Great-West S&P Small Cap 600® Index Fund Institutional Class	109,131	1,469,158	418,280	791,468	130,457	(301,498)	25,489	794,472	1.26
Great-West T. Rowe Price Equity Income Fund Institutional Class	132,864	1,569,815	411,870	800,206	40,733	(281,990)	34,682	899,489	1.43
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	97,018	1,285,272	302,781	795,669	30,582	(127,811)	14,973	664,573	1.06
					1,803,657	(5,571,240)	467,929	15,892,584	25.27

Annual Report - December 31, 2018

Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	8,396,985	$12,184,461	$ 2,739,675	$6,687,740	$ -	$ -	$ 160,589	$ 8,396,985	13.35%
					0	0	160,589	8,396,985	13.35
				Total	$ 736,370	$(6,739,882)	$2,338,887	$60,700,562	96.53%
Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	78,616	$524,977	$533,418	$304,501	$ (7,490)	$ (10,189)	$ 21,527	$ 743,705	14.72%
Great-West Core Bond Fund Institutional Class	38,681	256,927	262,038	143,759	(3,289)	(9,674)	11,483	365,532	7.23
Great-West Global Bond Fund Institutional Class	40,003	110,429	332,480	85,632	(3,242)	(845)	6,019	356,432	7.05
Great-West Inflation-Protected Securities Fund Institutional Class	63,665	-	882,492	250,709	(4,442)	(30,149)	29,011	601,634	11.91
Great-West Multi-Sector Bond Fund Institutional Class	33,478	217,384	230,930	128,027	(2,600)	(21,998)	14,044	298,289	5.90
Great-West Putnam High Yield Bond Institutional Class	24,932	184,427	199,573	147,983	(4,499)	(18,111)	15,524	217,906	4.31
Great-West Short Duration Bond Fund Institutional Class	24,625	133,440	183,331	75,670	(1,113)	(2,977)	6,189	238,124	4.71
					(26,675)	(93,943)	103,797	2,821,622	55.83
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,415	9,702	13,517	6,428	487	(2,632)	-	14,159	0.28
Great-West Emerging Markets Equity Fund Institutional Class	7,084	-	100,478	35,776	(4,033)	(9,591)	861	55,111	1.09
Great-West International Growth Fund Institutional Class	11,579	30,179	118,538	38,763	(704)	(28,552)	616	81,402	1.61
Great-West International Index Fund Institutional Class	20,949	134,218	183,125	94,485	7,026	(41,856)	5,430	181,002	3.58
Great-West International Value Fund Institutional Class	14,148	73,878	126,706	55,672	5	(45,309)	2,668	99,603	1.97
Great-West Large Cap Growth Fund Institutional Class	16,176	109,440	170,088	97,678	13,580	(41,764)	643	140,086	2.78
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	6,548	14,546	52,764	15,081	(2,192)	(10,257)	183	41,972	0.83
Great-West Mid Cap Value Fund Institutional Class	7,215	39,185	58,386	29,800	(2,018)	(11,640)	4,252	56,131	1.11
Great-West Putnam Equity Income Fund Institutional Class	10,278	56,841	85,016	39,750	630	(19,680)	2,901	82,427	1.63
Great-West Real Estate Index Fund Institutional Class	8,668	31,012	70,511	25,515	(1,350)	(6,229)	2,048	69,779	1.38

Annual Report - December 31, 2018

Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	35,900	$223,455	$349,283	$176,184	$ 12,592	$ (92,119)	$ 9,631	$ 304,435	6.03%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	16,988	95,644	146,912	76,718	654	(35,368)	3,329	130,470	2.58
Great-West S&P Small Cap 600® Index Fund Institutional Class	10,628	57,509	95,058	52,911	274	(22,284)	2,210	77,372	1.53
Great-West T. Rowe Price Equity Income Fund Institutional Class	12,175	56,831	87,498	41,777	(2,173)	(20,126)	2,576	82,426	1.63
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	8,785	46,767	70,900	44,118	43	(13,370)	1,423	60,179	1.19
					22,821	(400,777)	38,771	1,476,554	29.22
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	556,177	311,582	412,627	174,885	-	-	6,853	556,177	11.01
					0	0	6,853	556,177	11.01
				Total	$ (3,854)	$(494,720)	$149,421	$4,854,353	96.06%
Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,334,941	$33,481,570	$ 3,049,640	$14,088,793	$ (606,122)	$ (353,879)	$ 781,245	$ 22,088,538	15.22%
Great-West Core Bond Fund Institutional Class	1,146,218	16,449,962	1,533,752	6,756,529	(215,400)	(395,422)	432,947	10,831,763	7.46
Great-West Global Bond Fund Institutional Class	1,127,365	6,728,811	7,626,949	4,262,966	(90,523)	(47,975)	202,218	10,044,819	6.92
Great-West Inflation-Protected Securities Fund Institutional Class	1,363,888	-	21,746,523	8,150,962	(112,720)	(706,815)	656,028	12,888,746	8.88
Great-West Multi-Sector Bond Fund Institutional Class	985,451	13,757,527	1,326,122	5,950,977	(475,525)	(352,308)	478,236	8,780,364	6.05
Great-West Putnam High Yield Bond Institutional Class	714,414	11,194,246	1,094,093	5,504,393	(187,641)	(539,963)	508,458	6,243,983	4.30
Great-West Short Duration Bond Fund Institutional Class	559,072	6,306,271	2,017,696	2,860,491	(60,365)	(57,249)	166,053	5,406,227	3.73
					(1,748,296)	(2,453,611)	3,225,185	76,284,440	52.56
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	46,567	688,260	112,308	219,987	51,852	(114,447)	-	466,134	0.32
Great-West Emerging Markets Equity Fund Institutional Class	261,604	-	3,989,322	1,456,987	(140,796)	(497,057)	33,232	2,035,278	1.40
Great-West International Growth Fund Institutional Class	405,120	2,283,312	3,030,282	1,287,505	137,684	(1,178,096)	20,547	2,847,993	1.96
Great-West International Index Fund Institutional Class	730,974	10,120,998	1,594,511	3,685,953	448,974	(1,713,941)	182,181	6,315,615	4.35

Annual Report - December 31, 2018

Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
Great-West International Value Fund Institutional Class	493,335	$ 5,556,654	$ 1,704,648	$ 1,911,483	$ 247,116	$ (1,876,741)	$ 89,028	$ 3,473,078	2.39%
Great-West Large Cap Growth Fund Institutional Class	534,684	7,775,017	2,043,039	4,199,501	423,057	(988,191)	27,063	4,630,364	3.19
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	231,669	1,117,321	1,301,482	511,691	(20,190)	(422,115)	6,860	1,484,997	1.02
Great-West Mid Cap Value Fund Institutional Class	239,430	2,777,413	540,403	994,254	11,269	(460,799)	145,977	1,862,763	1.28
Great-West Putnam Equity Income Fund Institutional Class	337,752	4,044,532	861,236	1,523,454	91,514	(673,544)	100,693	2,708,770	1.87
Great-West Real Estate Index Fund Institutional Class	253,740	1,962,157	1,394,570	1,201,892	(127,831)	(112,227)	66,259	2,042,608	1.41
Great-West S&P 500® Index Fund Institutional Class	1,186,243	15,869,783	4,029,524	6,170,204	1,372,040	(3,669,763)	357,983	10,059,340	6.93
Great-West S&P Mid Cap 400® Index Fund Institutional Class	561,212	6,793,383	1,533,289	2,766,962	203,768	(1,249,603)	119,572	4,310,107	2.97
Great-West S&P Small Cap 600® Index Fund Institutional Class	376,718	4,380,080	1,215,784	1,907,312	320,901	(946,045)	83,514	2,742,507	1.89
Great-West T. Rowe Price Equity Income Fund Institutional Class	399,712	4,043,972	960,817	1,620,994	(37,057)	(677,743)	95,988	2,706,052	1.86
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	289,895	3,333,651	814,251	1,827,359	10,671	(334,759)	45,020	1,985,784	1.37
					2,992,972	(14,915,071)	1,373,917	49,671,390	34.21
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	12,592,048	14,698,631	4,283,498	6,591,519	-	-	201,438	12,592,048	8.67
					0	0	201,438	12,592,048	8.67
				Total	$ 1,244,676	$(17,368,682)	$4,800,540	$138,547,878	95.44%
Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	104,065	$730,123	$586,912	$321,113	$ (9,397)	$ (11,467)	$ 25,819	$ 984,455	14.85%
Great-West Core Bond Fund Institutional Class	51,018	358,018	290,022	154,346	(3,902)	(11,575)	13,613	482,119	7.27
Great-West Global Bond Fund Institutional Class	48,088	141,316	375,193	86,001	(2,444)	(2,041)	6,709	428,467	6.46
Great-West Inflation-Protected Securities Fund Institutional Class	42,462	-	547,585	126,685	(1,566)	(19,634)	18,063	401,266	6.05
Great-West Multi-Sector Bond Fund Institutional Class	43,545	296,806	244,584	124,676	(1,598)	(28,731)	16,918	387,983	5.85
Great-West Putnam High Yield Bond Institutional Class	30,791	233,165	188,058	128,404	(3,132)	(23,708)	17,564	269,111	4.06

Annual Report - December 31, 2018

Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
Great-West Short Duration Bond Fund Institutional Class	18,846	$ 99,092	$132,300	$ 46,931	$ (757)	$ (2,221)	$ 4,189	$ 182,240	2.75%
					(22,796)	(99,377)	102,875	3,135,641	47.29
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	2,468	18,455	16,982	6,681	657	(4,052)	-	24,704	0.37
Great-West Emerging Markets Equity Fund Institutional Class	15,647	-	196,831	52,890	(4,455)	(22,208)	1,780	121,733	1.84
Great-West International Growth Fund Institutional Class	22,875	63,642	192,171	40,160	1,692	(54,842)	1,151	160,811	2.43
Great-West International Index Fund Institutional Class	41,354	283,206	272,232	124,564	11,154	(73,573)	10,143	357,301	5.39
Great-West International Value Fund Institutional Class	27,917	155,942	193,244	65,307	3,977	(87,340)	4,977	196,539	2.96
Great-West Large Cap Growth Fund Institutional Class	28,785	205,902	215,345	106,366	17,261	(65,602)	1,013	249,279	3.76
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	13,216	31,566	88,960	14,121	(1,516)	(21,693)	346	84,712	1.28
Great-West Mid Cap Value Fund Institutional Class	12,856	73,343	74,867	26,387	(1,041)	(21,802)	7,019	100,021	1.51
Great-West Putnam Equity Income Fund Institutional Class	18,138	106,849	110,261	37,690	1,825	(33,957)	4,770	145,463	2.19
Great-West Real Estate Index Fund Institutional Class	11,947	45,185	85,565	25,522	(1,426)	(9,054)	2,667	96,174	1.45
Great-West S&P 500® Index Fund Institutional Class	63,763	420,093	449,454	174,778	18,261	(154,057)	15,824	540,712	8.16
Great-West S&P Mid Cap 400® Index Fund Institutional Class	30,090	180,181	187,443	76,270	2,458	(60,264)	5,490	231,090	3.49
Great-West S&P Small Cap 600® Index Fund Institutional Class	21,596	123,838	142,556	64,593	2,217	(44,580)	4,174	157,221	2.37
Great-West T. Rowe Price Equity Income Fund Institutional Class	21,437	106,849	115,070	40,267	(580)	(36,526)	4,221	145,126	2.19
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	15,606	88,390	90,090	48,260	971	(23,321)	2,362	106,899	1.61
					51,455	(712,871)	65,937	2,717,785	41.00
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	424,019	231,226	297,910	109,543	-	-	4,426	424,019	6.40
					0	0	4,426	424,019	6.40
				Total	$ 28,659	$(812,248)	$173,238	$6,277,445	94.69%

Annual Report - December 31, 2018

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,831,339	$23,966,393	$4,084,183	$10,515,361	$ (494,224)	$ (210,753)	$ 601,149	$ 17,324,462	13.17%
Great-West Core Bond Fund Institutional Class	898,465	11,764,376	2,019,448	5,016,668	(180,337)	(276,664)	331,845	8,490,492	6.46
Great-West Global Bond Fund Institutional Class	819,527	4,488,103	5,791,344	2,950,094	(73,427)	(27,363)	144,987	7,301,990	5.55
Great-West Inflation-Protected Securities Fund Institutional Class	486,982	-	7,426,353	2,578,138	(36,609)	(246,234)	228,809	4,601,981	3.50
Great-West Multi-Sector Bond Fund Institutional Class	763,909	9,684,650	1,444,843	3,926,120	(240,168)	(396,943)	363,774	6,806,430	5.17
Great-West Putnam High Yield Bond Institutional Class	531,048	7,368,399	1,120,709	3,330,130	(20,217)	(517,619)	365,997	4,641,359	3.53
Great-West Short Duration Bond Fund Institutional Class	245,762	2,242,939	1,309,772	1,148,711	(21,920)	(27,483)	68,539	2,376,517	1.81
					(1,066,902)	(1,703,059)	2,105,100	51,543,231	39.19
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	59,501	820,161	129,092	219,576	49,655	(134,069)	-	595,608	0.45
Great-West Emerging Markets Equity Fund Institutional Class	415,043	-	5,925,778	1,876,297	(194,110)	(820,445)	52,299	3,229,036	2.46
Great-West International Growth Fund Institutional Class	575,076	3,030,187	4,156,030	1,569,188	89,490	(1,574,248)	28,934	4,042,781	3.08
Great-West International Index Fund Institutional Class	1,038,531	13,424,932	2,331,226	4,646,554	293,250	(2,136,697)	257,149	8,972,907	6.82
Great-West International Value Fund Institutional Class	704,037	7,389,357	2,455,672	2,321,438	241,577	(2,567,171)	125,881	4,956,420	3.77
Great-West Large Cap Growth Fund Institutional Class	684,874	9,219,166	2,421,089	4,489,088	441,763	(1,220,154)	34,300	5,931,013	4.51
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	336,130	1,517,788	1,816,255	538,956	(5,683)	(640,491)	9,897	2,154,596	1.64
Great-West Mid Cap Value Fund Institutional Class	303,821	3,291,616	647,309	995,333	(204)	(579,862)	184,119	2,363,730	1.80
Great-West Putnam Equity Income Fund Institutional Class	430,598	4,797,926	1,054,999	1,590,286	50,546	(809,240)	127,435	3,453,399	2.63
Great-West Real Estate Index Fund Institutional Class	245,282	1,734,667	1,399,271	1,049,274	(117,764)	(110,145)	63,349	1,974,519	1.50
Great-West S&P 500® Index Fund Institutional Class	1,514,551	18,816,570	4,927,724	6,311,596	1,584,998	(4,589,304)	453,087	12,843,394	9.77
Great-West S&P Mid Cap 400® Index Fund Institutional Class	714,664	8,064,381	1,803,000	2,851,645	167,388	(1,527,120)	151,278	5,488,616	4.17
Great-West S&P Small Cap 600® Index Fund Institutional Class	549,438	5,929,752	1,646,984	2,249,564	391,674	(1,327,262)	120,595	3,999,910	3.04
Great-West T. Rowe Price Equity Income Fund Institutional Class	509,005	4,803,477	1,183,926	1,699,067	(85,327)	(842,375)	121,389	3,445,961	2.62
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	371,262	3,966,094	955,930	1,960,819	(15,560)	(418,057)	57,076	2,543,148	1.93
					2,891,693	(19,296,640)	1,786,788	65,995,038	50.19

Annual Report - December 31, 2018

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,542,504	$ 5,251,510	$2,869,880	$ 2,658,358	$ -	$ -	$ 79,472	$ 5,542,504	4.21%
					0	0	79,472	5,542,504	4.21
				Total	$ 1,824,791	$(20,999,699)	$3,971,360	$123,080,773	93.59%
Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	42,243	$271,621	$303,100	$171,786	$ (5,300)	$ (3,316)	$10,945	$ 399,619	10.55%
Great-West Core Bond Fund Institutional Class	20,733	133,333	149,267	82,418	(2,108)	(4,257)	5,836	195,925	5.17
Great-West Global Bond Fund Institutional Class	18,405	49,785	162,507	47,769	(1,472)	(536)	2,755	163,987	4.33
Great-West Inflation-Protected Securities Fund Institutional Class	6,307	-	83,797	21,356	(258)	(2,833)	2,708	59,608	1.57
Great-West Multi-Sector Bond Fund Institutional Class	17,582	109,089	121,672	62,867	(1,089)	(11,240)	7,204	156,654	4.13
Great-West Putnam High Yield Bond Institutional Class	12,060	80,939	88,186	54,797	(1,532)	(8,921)	7,151	105,407	2.78
Great-West Short Duration Bond Fund Institutional Class	4,066	16,127	36,106	12,493	(216)	(421)	888	39,319	1.04
					(11,975)	(31,524)	37,487	1,120,519	29.57
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	2,017	13,497	15,706	5,728	580	(3,286)	-	20,189	0.53
Great-West Emerging Markets Equity Fund Institutional Class	15,545	-	198,044	55,410	(6,368)	(21,697)	1,816	120,937	3.19
Great-West International Growth Fund Institutional Class	20,568	52,925	188,500	47,948	967	(48,885)	1,032	144,592	3.82
Great-West International Index Fund Institutional Class	37,135	235,135	274,103	123,163	8,092	(65,230)	9,121	320,845	8.47
Great-West International Value Fund Institutional Class	25,152	129,525	191,724	66,052	2,784	(78,130)	4,470	177,067	4.67
Great-West Large Cap Growth Fund Institutional Class	23,393	151,912	192,656	88,855	15,306	(53,130)	897	202,583	5.35
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	12,065	26,445	85,248	15,303	(1,617)	(19,054)	326	77,336	2.04
Great-West Mid Cap Value Fund Institutional Class	10,306	54,382	66,953	24,112	(819)	(17,040)	5,758	80,183	2.12
Great-West Putnam Equity Income Fund Institutional Class	14,585	79,205	97,468	33,134	1,558	(26,565)	3,950	116,974	3.09
Great-West Real Estate Index Fund Institutional Class	7,271	25,453	55,889	17,692	(615)	(5,121)	1,691	58,529	1.54

Annual Report - December 31, 2018

Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	51,630	$311,325	$397,802	$148,173	$ 16,107	$(123,132)	$13,472	$ 437,822	11.55%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	24,265	133,158	166,459	64,982	3,089	(48,278)	4,611	186,357	4.92
Great-West S&P Small Cap 600® Index Fund Institutional Class	19,829	104,016	139,070	59,061	2,472	(39,673)	3,957	144,352	3.81
Great-West T. Rowe Price Equity Income Fund Institutional Class	17,236	79,193	100,456	34,221	(691)	(28,737)	3,585	116,691	3.08
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	12,587	65,408	79,729	40,165	1,011	(18,753)	1,903	86,219	2.27
					41,856	(596,711)	56,589	2,290,676	60.45
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	91,622	37,438	81,809	28,481	-	-	856	91,622	2.42
					0	0	856	91,622	2.42
				Total	$ 29,881	$(628,235)	$94,932	$3,502,817	92.44%
Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	700,384	$ 9,104,317	$1,796,881	$4,200,613	$ (194,219)	$ (74,952)	$ 230,249	$ 6,625,633	8.07%
Great-West Core Bond Fund Institutional Class	344,344	4,467,001	895,258	1,992,052	(58,677)	(116,159)	127,291	3,254,048	3.96
Great-West Global Bond Fund Institutional Class	299,032	1,632,948	2,199,765	1,149,571	(18,081)	(18,765)	53,040	2,664,377	3.25
Great-West Inflation-Protected Securities Fund Institutional Class	36,137	-	527,261	169,473	(2,639)	(16,297)	15,408	341,491	0.42
Great-West Multi-Sector Bond Fund Institutional Class	290,570	3,639,604	624,329	1,493,533	(60,567)	(181,420)	137,662	2,588,980	3.15
Great-West Putnam High Yield Bond Institutional Class	196,849	2,642,173	448,064	1,158,709	12,650	(211,071)	133,459	1,720,457	2.10
Great-West Short Duration Bond Fund Institutional Class	44,516	271,991	351,563	188,501	(3,685)	(4,581)	10,907	430,472	0.52
					(325,218)	(623,245)	708,016	17,625,458	21.47
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	47,746	645,575	95,598	158,121	35,908	(105,116)	-	477,936	0.58
Great-West Emerging Markets Equity Fund Institutional Class	415,199	-	5,779,085	1,727,675	(184,104)	(821,165)	51,867	3,230,245	3.93
Great-West International Growth Fund Institutional Class	521,163	2,655,744	3,608,906	1,212,444	35,376	(1,388,434)	26,159	3,663,772	4.46
Great-West International Index Fund Institutional Class	940,565	11,806,872	1,867,846	3,670,922	189,026	(1,877,312)	232,386	8,126,484	9.90

Annual Report - December 31, 2018

Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
Great-West International Value Fund Institutional Class	637,813	$ 6,489,988	$2,092,664	$1,796,863	$ 184,887	$ (2,295,584)	$ 113,742	$ 4,490,205	5.47%
Great-West Large Cap Growth Fund Institutional Class	558,797	7,240,529	1,685,647	3,103,067	320,272	(983,929)	27,254	4,839,180	5.90
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	306,440	1,334,114	1,688,387	464,944	(2,692)	(593,277)	8,922	1,964,280	2.39
Great-West Mid Cap Value Fund Institutional Class	246,982	2,596,318	555,302	765,653	(11,169)	(464,445)	148,356	1,921,522	2.34
Great-West Putnam Equity Income Fund Institutional Class	349,937	3,774,117	829,780	1,142,717	30,940	(654,683)	102,368	2,806,497	3.42
Great-West Real Estate Index Fund Institutional Class	161,732	1,124,802	971,661	717,532	(74,784)	(76,986)	41,394	1,301,945	1.59
Great-West S&P 500® Index Fund Institutional Class	1,229,179	14,832,088	3,561,222	4,315,941	1,196,061	(3,653,929)	362,191	10,423,440	12.70
Great-West S&P Mid Cap 400® Index Fund Institutional Class	579,431	6,346,140	1,373,114	2,035,541	115,326	(1,233,682)	121,161	4,450,031	5.42
Great-West S&P Small Cap 600® Index Fund Institutional Class	503,329	5,257,030	1,428,157	1,829,862	314,254	(1,191,089)	108,870	3,664,236	4.46
Great-West T. Rowe Price Equity Income Fund Institutional Class	413,219	3,773,916	965,466	1,284,048	(99,668)	(657,839)	97,160	2,797,495	3.41
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	302,647	3,116,303	663,988	1,340,444	5,638	(366,714)	45,979	2,073,133	2.53
					2,055,271	(16,364,184)	1,487,809	56,230,401	68.50
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,014,386	645,843	800,769	443,690	-	-	11,464	1,014,386	1.23
					0	0	11,464	1,014,386	1.23
				Total	$1,730,053	$(16,987,429)	$2,207,289	$74,870,245	91.20%
Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	20,562	$ 91,830	$161,314	$57,576	$ (1,934)	$ (1,048)	$ 4,815	$ 194,520	6.62%
Great-West Core Bond Fund Institutional Class	10,121	45,158	78,920	26,716	(822)	(1,716)	2,553	95,646	3.26
Great-West Global Bond Fund Institutional Class	8,924	17,056	78,343	15,572	(552)	(318)	1,210	79,509	2.71
Great-West Multi-Sector Bond Fund Institutional Class	8,561	36,619	64,236	19,374	(510)	(5,201)	3,181	76,280	2.60
Great-West Putnam High Yield Bond Institutional Class	5,741	26,431	45,223	17,273	(595)	(4,208)	3,094	50,173	1.71
Great-West Short Duration Bond Fund Institutional Class	971	1,789	9,490	1,789	(33)	(102)	179	9,388	0.32
					(4,446)	(12,593)	15,032	505,516	17.22

Annual Report - December 31, 2018

Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,761	$ 7,979	$ 14,205	$ 1,751	$ 169	$ (2,802)	$ -	$ 17,631	0.60%
Great-West Emerging Markets Equity Fund Institutional Class	16,977	-	179,044	21,905	(2,416)	(25,058)	1,861	132,081	4.50
Great-West International Growth Fund Institutional Class	20,291	34,563	171,151	14,705	820	(48,365)	994	142,644	4.86
Great-West International Index Fund Institutional Class	36,716	153,775	267,378	43,104	3,647	(60,822)	8,758	317,227	10.81
Great-West International Value Fund Institutional Class	24,804	84,545	188,702	24,629	1,227	(73,996)	4,304	174,622	5.95
Great-West Large Cap Growth Fund Institutional Class	20,340	89,671	165,997	34,806	6,144	(44,720)	689	176,142	6.00
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	11,965	17,467	85,764	5,780	(609)	(20,757)	303	76,694	2.61
Great-West Mid Cap Value Fund Institutional Class	9,103	32,068	63,159	8,349	(312)	(16,060)	4,862	70,818	2.41
Great-West Putnam Equity Income Fund Institutional Class	12,861	46,641	91,341	10,997	567	(23,837)	3,288	103,148	3.52
Great-West Real Estate Index Fund Institutional Class	6,019	13,920	48,328	9,306	(320)	(4,488)	1,280	48,454	1.65
Great-West S&P 500® Index Fund Institutional Class	45,029	183,501	350,776	48,251	5,206	(104,183)	10,773	381,843	13.01
Great-West S&P Mid Cap 400® Index Fund Institutional Class	21,354	78,418	148,403	19,236	844	(43,585)	3,763	164,000	5.59
Great-West S&P Small Cap 600® Index Fund Institutional Class	19,500	68,640	139,663	23,776	1,162	(42,563)	3,656	141,964	4.84
Great-West T. Rowe Price Equity Income Fund Institutional Class	15,234	46,641	94,866	12,037	(215)	(26,337)	2,873	103,133	3.51
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	11,028	38,384	70,128	15,090	516	(17,877)	1,649	75,545	2.57
					16,430	(555,450)	49,053	2,125,946	72.43
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	22,004	4,267	21,790	4,210	-	-	157	22,004	0.75
					0	0	157	22,004	0.75
				Total	$11,984	$(568,043)	$64,242	$2,653,466	90.40%
Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	230,081	$2,629,204	$ 965,276	$1,404,383	$ (65,464)	$ (13,526)	$ 72,772	$ 2,176,571	5.72%

Annual Report - December 31, 2018

Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
Great-West Core Bond Fund Institutional Class	112,915	$1,292,423	$ 469,937	$ 658,132	$ (15,760)	$ (37,181)	$ 40,217	$ 1,067,047	2.81%
Great-West Global Bond Fund Institutional Class	105,296	519,024	818,485	384,873	769	(14,445)	18,355	938,191	2.47
Great-West Multi-Sector Bond Fund Institutional Class	95,695	1,048,071	370,573	484,017	4,490	(81,987)	44,031	852,640	2.24
Great-West Putnam High Yield Bond Institutional Class	64,071	754,869	261,613	381,738	11,851	(74,768)	42,357	559,976	1.47
Great-West Short Duration Bond Fund Institutional Class	10,866	53,276	95,635	42,769	(840)	(1,067)	2,521	105,075	0.28
					(64,954)	(222,974)	220,253	5,699,500	14.99
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	22,683	252,880	85,958	61,084	15,889	(50,697)	-	227,057	0.60
Great-West Emerging Markets Equity Fund Institutional Class	239,157	-	3,145,612	839,554	(96,906)	(445,414)	29,156	1,860,644	4.89
Great-West International Growth Fund Institutional Class	274,513	1,163,974	1,985,492	471,110	44,923	(748,531)	13,721	1,929,825	5.08
Great-West International Index Fund Institutional Class	493,909	5,164,723	1,566,052	1,446,544	140,101	(1,016,861)	121,714	4,267,370	11.23
Great-West International Value Fund Institutional Class	335,654	2,843,061	1,416,050	726,294	79,738	(1,169,810)	59,541	2,363,007	6.22
Great-West Large Cap Growth Fund Institutional Class	264,286	2,856,652	1,137,202	1,144,998	194,143	(560,137)	11,897	2,288,719	6.02
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	161,767	589,861	965,256	223,693	(19,184)	(294,497)	4,575	1,036,927	2.73
Great-West Mid Cap Value Fund Institutional Class	116,645	1,020,859	394,783	269,625	13,952	(238,518)	68,525	907,499	2.39
Great-West Putnam Equity Income Fund Institutional Class	165,370	1,486,395	564,779	393,298	30,390	(331,605)	46,980	1,326,271	3.49
Great-West Real Estate Index Fund Institutional Class	78,851	457,999	518,666	304,815	(33,734)	(37,099)	19,413	634,751	1.67
Great-West S&P 500® Index Fund Institutional Class	583,920	5,820,407	2,275,481	1,631,961	295,776	(1,512,290)	163,283	4,951,637	13.03
Great-West S&P Mid Cap 400® Index Fund Institutional Class	274,432	2,497,851	930,752	725,654	52,251	(595,310)	55,164	2,107,639	5.54
Great-West S&P Small Cap 600® Index Fund Institutional Class	266,669	2,311,131	996,938	740,374	128,458	(626,345)	55,695	1,941,350	5.11
Great-West T. Rowe Price Equity Income Fund Institutional Class	195,660	1,486,367	640,825	431,823	11,798	(370,751)	43,722	1,324,618	3.48
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	142,891	1,224,627	449,498	482,503	24,888	(212,818)	21,616	978,804	2.57
					882,483	(8,210,683)	715,002	28,146,118	74.05
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	243,673	124,299	216,387	99,513	-	-	2,500	243,673	0.64
					0	0	2,500	243,673	0.64
				Total	$817,529	$(8,433,657)	$937,755	$34,089,291	89.68%

Annual Report - December 31, 2018

3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Lifetime Conservative 2015 Fund	$41,780,296	$80,982,690
Great-West Lifetime Conservative 2020 Fund	5,129,019	3,009,382
Great-West Lifetime Conservative 2025 Fund	72,252,519	125,086,342
Great-West Lifetime Conservative 2030 Fund	5,522,777	2,909,572
Great-West Lifetime Conservative 2035 Fund	63,937,617	94,224,482
Great-West Lifetime Conservative 2040 Fund	3,639,268	1,812,893
Great-West Lifetime Conservative 2045 Fund	38,430,821	53,315,178
Great-West Lifetime Conservative 2050 Fund	2,864,864	706,415
Great-West Lifetime Conservative 2055 Fund	22,824,615	20,995,207
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2018, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Lifetime Conservative 2015 Fund, Great-West Lifetime Conservative 2020 Fund, Great-West Lifetime Conservative 2025 Fund, Great-West Lifetime Conservative 2030 Fund, Great-West Lifetime Conservative 2035 Fund, Great-West Lifetime Conservative 2040 Fund, Great-West Lifetime Conservative 2045 Fund, Great-West Lifetime Conservative 2050 Fund, and Great-West Lifetime Conservative 2055 Fund, nine of the funds of Great-West Funds, Inc. (collectively, the “Funds”), as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Financial Highlights
Great-West Lifetime Conservative 2015 Fund, Great-West Lifetime Conservative 2025 Fund, Great-West Lifetime Conservative 2035 Fund, Great-West Lifetime Conservative 2045 Fund, and Great-West Lifetime Conservative 2055 Fund	For each of the five years in the period ended December 31, 2018
Great-West Conservative Lifetime 2020 Fund, Great-West Conservative Lifetime 2030 Fund, Great-West Conservative Lifetime 2040 Fund, and Great-West Conservative Lifetime 2050 Fund	For each of the two years in the period ended December 31, 2018 and for the period from April 28, 2016 (commencement of operations) to December 31, 2016)
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 22, 2019
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Lifetime Conservative 2015 Fund	$12,025	$146,468
Great-West Lifetime Conservative 2020 Fund	1,185	14,397
Great-West Lifetime Conservative 2025 Fund	42,046	508,831
Great-West Lifetime Conservative 2030 Fund	2,417	29,140
Great-West Lifetime Conservative 2035 Fund	61,766	742,156
Great-West Lifetime Conservative 2040 Fund	2,238	26,812
Great-West Lifetime Conservative 2045 Fund	57,691	688,632
Great-West Lifetime Conservative 2050 Fund	2,279	27,124
Great-West Lifetime Conservative 2055 Fund	31,236	370,516
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2018, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Lifetime Conservative 2015 Fund	16%
Great-West Lifetime Conservative 2020 Fund	17%
Great-West Lifetime Conservative 2025 Fund	20%
Great-West Lifetime Conservative 2030 Fund	17%
Great-West Lifetime Conservative 2035 Fund	30%
Great-West Lifetime Conservative 2040 Fund	28%
Great-West Lifetime Conservative 2045 Fund	42%
Great-West Lifetime Conservative 2050 Fund	34%
Great-West Lifetime Conservative 2055 Fund	42%

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 75	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	65	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 75	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	65	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	65	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	65	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 55	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	65	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 62	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 44	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 51	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 37	Senior Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 51	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 43	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a sub-adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, the sub-adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a sub-adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a sub-adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $834,600 for fiscal year 2017 and $1,059,880 for fiscal year 2018.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $50,000 for fiscal year 2017 and $60,000 for fiscal year 2018. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2017 and $0 for fiscal year 2018.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2017 equaled $1,480,500 and for fiscal year 2018 equaled $1,167,000.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on March 1, 2017 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 22, 2019